UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

June 30, 2023
TIAA Separate Account VA-1
This semi-annual report contains the Account's unaudited financial statements.
Stock Index Account

Table of Contents
Important Notices 3
About the Account’s Benchmark 4
Account Performance 5
Expense Example 6
Portfolio of Investments 7
Statement of Assets and Liabilities 53
Statement of Operations 54
Statements of Changes in Net Assets 55
Financial Highlights 56
Notes to Financial Statements 58
Additional Account Information 64
Approval of Investment Management Agreement 65
Liquidity Risk Management Program 69

Important Notices

Portfolio Manager Commentaries in Semi-annual Reports
The Account includes portfolio manager commentary in its annual shareholder reports. For the Account’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Account’s December 31, 2022 annual shareholder report.
For current information on your Account’s investment objectives, portfolio management team and average annual total returns please refer to the Account’s website at www.tiaa.org.
For changes that occurred to your Account both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Account Performance section within this report.

About the Account’s Benchmark

The Account’s benchmark is the Russell 3000®Index: An index designed to measure the performance of the stocks of the
3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Account’s latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Stock Index Account

Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition Holdings by company size
Total return Average annual total return
Inception
date 6 months 1 year 5 years 10 years
Stock Index Account
11/1/94 15 .71% 18 .09% 10 .60% 11 .53%
Russell 3000® Index – 16 .17 18 .95 11 .39 12 .34
as of 6/30/2023
Net assets $
1.17
billion
Portfolio turnover rate
*
1%
Number of holdings 2,690
Weighted median market
capitalization $131.89 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
26.6
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 6/30/2023
Information technology 26.3
Health care 13.4
Financials 12.9
Consumer discretionary 10.9
Industrials 9.9
Communication services 7.4
Consumer staples 6.1
Energy 4.1
Real estate 2.9
Materials 2.8
Utilities 2.5
Communication services 0.4
Short-term investments 0.4
Investments purchased with collateral
from securities lending 0.2
Other assets & liabilities, net -0.2
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2023
More than $50 billion
68.3
More than $15 billion-$50 billion
17.6
More than $2 billion-$15 billion
11.9
$2 billion or less
2.2
Total 100.0

Expense Example

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other Account expenses.
The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by
Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.
The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S.
dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account
VA-1 do not incur a sales charge for purchases or other distributions.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( January 1, 2023 – June 30, 2023 ).
Actual expenses
The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period.
Hypothetical example for comparison purposes
The second section in the table shows hypothetical Account values and expenses based on the Account’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.
Stock Index Account
Actual performance
Beginning account value $1,000.00
Ending account value $1,157.10
Expenses incurred during the period* $4.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,021.08
Expenses incurred during the period* $3.76
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Account's annualized six-month expense ratio for that period was 0.75%.
The total annual expense ratio reflects a voluntary agreement by the Account’s investment adviser to waive a portion of its fee. Without such waiver, the Account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

Portfolio of Investments
Stock Index Account June 30, 2023

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 2.2%
2,741 * Adient plc $ 105
2,617 * American Axle & Manufacturing Holdings, Inc 22
7,095 * Aptiv plc 724
6,230 BorgWarner, Inc 305
4,034 Dana Inc 69
653 * Dorman Products, Inc 51
4,705 *,e Fisker, Inc 27
105,082 Ford Motor Co 1,590
1,312 * Fox Factory Holding Corp 142
37,604 General Motors Co 1,450
6,435 Gentex Corp 188
1,006 * Gentherm, Inc 57
7,162 * Goodyear Tire & Rubber Co 98
3,241 Harley-Davidson, Inc 114
767 LCI Industries, Inc 97
1,526 Lear Corp 219
19,933 *,e Lucid Group, Inc 137
6,477 *,e Luminar Technologies, Inc 45
1,945 * Modine Manufacturing Co 64
454 Patrick Industries, Inc 36
7,090 *,e QuantumScape Corp 57
14,419 * Rivian Automotive, Inc 240
1,333 * Solid Power, Inc 3
843 Standard Motor Products, Inc 32
1,055 * Stoneridge, Inc 20
73,907 * Tesla, Inc 19,347
1,549 Thor Industries, Inc 160
759 * Visteon Corp 109
1,048 Winnebago Industries, Inc 70
3,711 *,e Workhorse Group, Inc 3
518 * XPEL, Inc 44
TOTAL AUTOMOBILES & COMPONENTS 25,625
BANKS - 3.3%
625 1st Source Corp 26
667 Amerant Bancorp Inc 11
374 American National Bankshares, Inc 11
2,080 Ameris Bancorp 71
463 Arrow Financial Corp 9
2,827 Associated Banc-Corp 46
1,886 Atlantic Union Bankshares Corp 49
2,090 * Axos Financial, Inc 82
1,598 Banc of California, Inc 19
585 Bancfirst Corp 54
178 e Bank First Corp 15
186,578 Bank of America Corp 5,353
1,195 e Bank of Hawaii Corp 49
468 Bank of Marin Bancorp 8
548 Bank of NT Butterfield & Son Ltd 15
3,528 Bank OZK 142
1,329 BankUnited 29
887 Banner Corp 39
622 Bar Harbor Bankshares 15
1,245 Berkshire Hills Bancorp, Inc 26
383 * Blue Foundry Bancorp 4

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
655 BOK Financial Corp $ 53
882 * Bridgewater Bancshares, Inc 9
740 Brookline Bancorp, Inc 6
479 Burke & Herbert Financial Services Corp 31
313 Business First Bancshares, Inc 5
241 Byline Bancorp, Inc 4
5,850 Cadence BanCorp 115
135 Cambridge Bancorp 7
613 Camden National Corp 19
447 Capital City Bank Group, Inc 14
2,335 Capitol Federal Financial 14
314 Capstar Financial Holdings, Inc 4
550 * Carter Bankshares, Inc 8
1,563 Cathay General Bancorp 50
1,125 Central Pacific Financial Corp 18
1,028 ChoiceOne Financial Services, Inc 24
52,148 Citigroup, Inc 2,401
533 Citizens & Northern Corp 10
13,463 Citizens Financial Group, Inc 351
194 City Holding Co 17
377 Civista Bancshares, Inc 7
498 CNB Financial Corp 9
146 * Coastal Financial Corp 5
5,887 Columbia Banking System, Inc 119
1,738 * Columbia Financial, Inc 30
3,602 Comerica, Inc 153
3,109 Commerce Bancshares, Inc 151
1,646 Community Bank System, Inc 77
651 Community Trust Bancorp, Inc 23
1,146 ConnectOne Bancorp, Inc 19
1,466 * CrossFirst Bankshares, Inc 15
1,650 Cullen/Frost Bankers, Inc 177
919 * Customers Bancorp, Inc 28
2,723 CVB Financial Corp 36
422 Dime Community Bancshares, Inc 7
1,035 Eagle Bancorp, Inc 22
4,040 East West Bancorp, Inc 213
4,805 Eastern Bankshares, Inc 59
314 Enterprise Bancorp, Inc 9
828 Enterprise Financial Services Corp 32
402 Equity Bancshares, Inc 9
218 e Farmers & Merchants Bancorp, Inc 5
1,013 Farmers National Banc Corp 13
621 FB Financial Corp 17
18,960 Fifth Third Bancorp 497
527 Financial Institutions, Inc 8
1,088 First Bancorp 32
6,201 First Bancorp 76
498 First Bancorp, Inc 12
322 First Bancshares, Inc 8
603 First Bank 6
1,476 First Busey Corp 30
278 First Citizens Bancshares, Inc (Class A) 357
3,678 First Commonwealth Financial Corp 47
680 First Community Bancshares, Inc 20
2,544 First Financial Bancorp 52
3,602 First Financial Bankshares, Inc 103
384 First Financial Corp 12
1,098 First Foundation, Inc 4
3,163 First Hawaiian, Inc 57
14,282 First Horizon National Corp 161
2,090 First Interstate Bancsystem, Inc 50

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,580 First Merchants Corp $ 45
380 First Mid-Illinois Bancshares, Inc 9
862 First of Long Island Corp 10
1,083 Flushing Financial Corp 13
8,529 FNB Corp 98
2,273 Fulton Financial Corp 27
903 German American Bancorp, Inc 25
3,414 Glacier Bancorp, Inc 106
76 Great Southern Bancorp, Inc 4
302 Guaranty Bancshares, Inc 8
2,028 Hancock Whitney Corp 78
824 Hanmi Financial Corp 12
728 HarborOne Northeast Bancorp, Inc 6
715 HBT Financial, Inc 13
953 Heartland Financial USA, Inc 27
1,355 Heritage Commerce Corp 11
1,150 Heritage Financial Corp 19
1,239 Hilltop Holdings, Inc 39
57 Hingham Institution for Savings 12
238 Home Bancorp, Inc 8
4,557 Home Bancshares, Inc 104
698 HomeStreet, Inc 4
667 HomeTrust Bancshares, Inc 14
2,725 Hope Bancorp, Inc 23
1,209 Horizon Bancorp 13
40,067 Huntington Bancshares, Inc 432
1,393 Independent Bank Corp 62
863 Independent Bank Corp 15
1,089 Independent Bank Group, Inc 38
1,089 International Bancshares Corp 48
78,356 JPMorgan Chase & Co 11,396
1,623 Kearny Financial Corp 11
25,606 Keycorp 237
1,629 Lakeland Bancorp, Inc 22
499 Lakeland Financial Corp 24
833 Live Oak Bancshares, Inc 22
4,428 M&T Bank Corp 548
1,072 Macatawa Bank Corp 10
640 Mercantile Bank Corp 18
1,035 Meta Financial Group, Inc 48
229 * Metropolitan Bank Holding Corp 8
196 Mid Penn Bancorp, Inc 4
582 Midland States Bancorp, Inc 12
406 MidWestOne Financial Group, Inc 9
180 MVB Financial Corp 4
984 National Bank Holdings Corp 29
521 NBT Bancorp, Inc 17
19,049 New York Community Bancorp, Inc 214
394 Nicolet Bankshares, Inc 27
1,643 Northfield Bancorp, Inc 18
2,083 Northwest Bancshares, Inc 22
61,745 * NU Holdings Ltd 487
1,583 OceanFirst Financial Corp 25
811 OFG Bancorp 21
7,277 Old National Bancorp 101
1,237 Old Second Bancorp, Inc 16
568 Origin Bancorp, Inc 17
297 Orrstown Financial Services, Inc 6
2,232 Pacific Premier Bancorp, Inc 46
3,183 PacWest Bancorp 26
529 Park National Corp 54
642 Peapack Gladstone Financial Corp 17

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
917 Penns Woods Bancorp, Inc $ 23
868 Peoples Bancorp, Inc 23
333 Peoples Financial Services Corp 15
2,403 Pinnacle Financial Partners, Inc 136
10,665 PNC Financial Services Group, Inc 1,343
2,126 Popular, Inc 129
510 Preferred Bank 28
446 Premier Financial Corp 7
454 Primis Financial Corp 4
2,597 Prosperity Bancshares, Inc 147
1,243 Provident Financial Services, Inc 20
472 QCR Holdings, Inc 19
475 RBB Bancorp 6
192 Red River Bancshares Inc 9
25,518 Regions Financial Corp 455
1,629 Renasant Corp 43
364 Republic Bancorp, Inc (Class A) 15
812 S&T Bancorp, Inc 22
1,200 Sandy Spring Bancorp, Inc 27
1,542 Seacoast Banking Corp of Florida 34
1,315 ServisFirst Bancshares, Inc 54
370 Sierra Bancorp 6
2,996 Simmons First National Corp (Class A) 52
275 SmartFinancial, Inc 6
2,353 South State Corp 155
228 * Southern First Bancshares, Inc 6
231 Southern Missouri Bancorp, Inc 9
1,068 Southside Bancshares, Inc 28
1,283 Stellar Bancorp, Inc 29
922 Stock Yards Bancorp, Inc 42
394 Summit Financial Group, Inc 8
4,436 Synovus Financial Corp 134
1,428 * Texas Capital Bancshares, Inc 74
1,514 * The Bancorp, Inc 49
131 Tompkins Financial Corp 7
1,266 Towne Bank 29
422 Trico Bancshares 14
657 Triumph Bancorp, Inc 40
35,522 Truist Financial Corp 1,078
671 TrustCo Bank Corp NY 19
1,222 Trustmark Corp 26
1,098 UMB Financial Corp 67
3,991 United Bankshares, Inc 118
2,960 United Community Banks, Inc 74
1,012 Univest Financial Corp 18
41,039 US Bancorp 1,356
9,879 Valley National Bancorp 77
1,101 Veritex Holdings, Inc 20
1,239 Washington Federal, Inc 33
581 Washington Trust Bancorp, Inc 16
4,645 Webster Financial Corp 175
101,238 Wells Fargo & Co 4,321
720 WesBanco, Inc 18
597 West Bancorporation, Inc 11
1,024 Westamerica Bancorporation 39
2,903 Western Alliance Bancorp 106
1,577 Wintrust Financial Corp 115
2,294 WSFS Financial Corp 87
4,615 Zions Bancorporation 124
TOTAL BANKS 37,984

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
CAPITAL GOODS - 6.5%
3,738 * 3D Systems Corp $ 37
14,854 3M Co 1,487
3,495 A.O. Smith Corp 254
1,275 Aaon, Inc 121
981 * AAR Corp 57
718 Acuity Brands, Inc 117
1,712 Advanced Drainage Systems, Inc 195
3,276 Aecom Technology Corp 277
1,972 * Aerojet Rocketdyne Holdings, Inc 108
721 * Aerovironment, Inc 74
1,773 AGCO Corp 233
2,509 Air Lease Corp 105
191 Alamo Group, Inc 35
830 Albany International Corp (Class A) 77
2,187 Allegion plc 262
307 Allied Motion Technologies, Inc 12
2,241 Allison Transmission Holdings, Inc 127
909 * Ameresco, Inc 44
568 * American Woodmark Corp 43
6,201 Ametek, Inc 1,004
5,093 * API Group Corp 139
449 Apogee Enterprises, Inc 21
976 Applied Industrial Technologies, Inc 141
3,399 * Archer Aviation, Inc 14
1,220 Arcosa, Inc 92
555 Argan, Inc 22
876 Armstrong World Industries, Inc 64
4,146 * Array Technologies, Inc 94
823 Astec Industries, Inc 37
810 * Astronics Corp 16
931 * Atkore International Group, Inc 145
1,836 * Axon Enterprise, Inc 358
2,980 * AZEK Co, Inc 90
922 AZZ, Inc 40
1,516 * Babcock & Wilcox Enterprises, Inc 9
1,344 Barnes Group, Inc 57
1,298 * Beacon Roofing Supply, Inc 108
1,095 * Blink Charging Co 7
4,522 *,e Bloom Energy Corp 74
278 * Blue Bird Corp 6
224 * BlueLinx Holdings, Inc 21
15,039 * Boeing Co 3,176
937 Boise Cascade Co 85
534 Brookfield Business Corp 10
3,408 * Builders FirstSource, Inc 463
2,196 BWX Technologies, Inc 157
383 Cadre Holdings, Inc 8
1,290 Carlisle Cos, Inc 331
22,306 Carrier Global Corp 1,109
13,834 Caterpillar, Inc 3,404
6,837 *,e ChargePoint Holdings, Inc 60
1,052 * Chart Industries, Inc 168
647 * CIRCOR International, Inc 37
26,153 CNH Industrial NV 377
840 Columbus McKinnon Corp 34
929 Comfort Systems USA, Inc 153
714 * Construction Partners Inc 22
2,258 * Core & Main, Inc 71
1,416 Crane Co 126
1,416 Crane Holdings Co 80
302 CSW Industrials, Inc 50

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,896 Cummins, Inc $ 955
965 Curtiss-Wright Corp 177
1,008 * Custom Truck One Source, Inc 7
7,307 Deere & Co 2,961
8,259 * Desktop Metal, Inc 15
3,230 Donaldson Co, Inc 202
932 Douglas Dynamics, Inc 28
3,596 Dover Corp 531
290 * Ducommun, Inc 13
567 * DXP Enterprises, Inc 21
561 * Dycom Industries, Inc 64
10,736 Eaton Corp 2,159
1,343 EMCOR Group, Inc 248
15,369 Emerson Electric Co 1,389
365 Encore Wire Corp 68
1,368 * Energy Recovery, Inc 38
10,275 *,e Energy Vault Holdings, Inc 28
2,301 Enerpac Tool Group Corp 62
1,051 EnerSys 114
2,981 *,e Enovix Corp 54
479 EnPro Industries, Inc 64
7,669 * Eos Energy Enterprises, Inc 33
1,154 Esab Corp 77
605 ESCO Technologies, Inc 63
22,241 *,e ESS Tech, Inc 33
15,402 Fastenal Co 909
1,459 Federal Signal Corp 93
5,519 Ferguson plc 868
3,453 Flowserve Corp 128
786 *,e Fluence Energy, Inc 21
4,273 * Fluor Corp 126
9,576 Fortive Corp 716
3,497 Fortune Brands Home & Security, Inc 252
1,207 Franklin Electric Co, Inc 124
2,637 FTAI Aviation Ltd 83
1,160 *,e FTC Solar, Inc 4
5,461 * FuelCell Energy, Inc 12
1,874 * Gates Industrial Corp plc 25
863 GATX Corp 111
1,779 * Generac Holdings, Inc 265
6,540 General Dynamics Corp 1,407
29,039 General Electric Co 3,190
1,066 * Gibraltar Industries, Inc 67
461 Global Industrial Co 13
922 * GMS, Inc 64
678 Gorman-Rupp Co 20
4,344 Graco, Inc 375
5,120 GrafTech International Ltd 26
945 Granite Construction, Inc 38
2,253 * Great Lakes Dredge & Dock Corp 18
718 Greenbrier Cos, Inc 31
1,120 Griffon Corp 45
684 H&E Equipment Services, Inc 31
1,521 * Hayward Holdings, Inc 20
1,082 HEICO Corp 191
2,011 HEICO Corp (Class A) 283
922 Helios Technologies, Inc 61
787 Herc Holdings, Inc 108
2,098 Hexcel Corp 159
1,992 Hillenbrand, Inc 102
3,242 * Hillman Solutions Corp 29
17,834 Honeywell International, Inc 3,701

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
9,687 Howmet Aerospace, Inc $ 480
1,400 Hubbell, Inc 464
1,076 * Hudson Technologies, Inc 10
1,040 Huntington Ingalls 237
3,375 *,e Hyliion Holdings Corp 6
404 Hyster-Yale Materials Handling, Inc 23
2,110 IDEX Corp 454
298 * IES Holdings, Inc 17
8,170 Illinois Tool Works, Inc 2,044
10,828 Ingersoll Rand, Inc 708
716 Insteel Industries, Inc 22
2,255 ITT, Inc 210
1,876 * Janus International Group, Inc 20
2,384 * JELD-WEN Holding, Inc 42
972 John Bean Technologies Corp 118
18,561 Johnson Controls International plc 1,265
242 Kadant, Inc 54
1,040 Kaman Corp 25
2,961 Kennametal, Inc 84
3,783 * Kratos Defense & Security Solutions, Inc 54
5,174 L3Harris Technologies, Inc 1,013
273 * Lawson Products, Inc 14
906 Lennox International, Inc 295
1,340 *,e Leonardo DRS, Inc 23
1,489 Lincoln Electric Holdings, Inc 296
220 Lindsay Corp 26
6,057 Lockheed Martin Corp 2,789
800 Luxfer Holdings plc 11
1,198 * Manitowoc Co, Inc 23
5,807 Masco Corp 333
353 * Masonite International Corp 36
1,677 * Mastec, Inc 198
3,438 * Masterbrand, Inc 40
687 McGrath RentCorp 64
5,356 MDU Resources Group, Inc 112
1,473 * Mercury Systems, Inc 51
4,622 *,e Microvast Holdings, Inc 7
1,405 * Middleby Corp 208
446 Miller Industries, Inc 16
753 Moog, Inc (Class A) 82
2,142 * MRC Global, Inc 22
950 MSC Industrial Direct Co (Class A) 91
1,274 Mueller Industries, Inc 111
4,045 Mueller Water Products, Inc (Class A) 66
368 * MYR Group, Inc 51
206 National Presto Industries, Inc 15
793 * NEXTracker, Inc 32
8,104 *,e Nikola Corp 11
1,561 Nordson Corp 387
3,886 Northrop Grumman Corp 1,771
371 * Northwest Pipe Co 11
3,443 * NOW, Inc 36
1,422 * NuScale Power Corp 10
4,516 nVent Electric plc 233
117 Omega Flex, Inc 12
1,610 Oshkosh Corp 139
10,913 Otis Worldwide Corp 971
2,390 Owens Corning, Inc 312
13,737 PACCAR, Inc 1,149
766 Park Aerospace Corp 11
3,421 Parker-Hannifin Corp 1,334
1,095 * Parsons Corp 53

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,695 Pentair plc $ 303
1,847 * PGT Innovations, Inc 54
13,876 *,e Plug Power, Inc 144
416 Powell Industries, Inc 25
96 Preformed Line Products Co 15
1,452 Primoris Services Corp 44
784 * Proto Labs, Inc 27
905 Quanex Building Products Corp 24
3,848 Quanta Services, Inc 756
39,150 Raytheon Technologies Corp 3,835
823 * RBC Bearings, Inc 179
1,884 Regal-Beloit Corp 290
4,524 * Resideo Technologies, Inc 80
432 REV Group, Inc 6
6,127 *,e Rocket Lab USA, Inc 37
3,150 Rockwell Automation, Inc 1,038
878 Rush Enterprises, Inc (Class A) 53
385 Rush Enterprises, Inc (Class B) 26
4,273 Sensata Technologies Holding plc 192
4,388 * Shoals Technologies Group, Inc 112
1,169 Shyft Group, Inc 26
1,204 Simpson Manufacturing Co, Inc 167
1,315 * SiteOne Landscape Supply, Inc 220
1,357 Snap-On, Inc 391
3,290 Spirit Aerosystems Holdings, Inc (Class A) 96
1,179 * SPX Technologies, Inc 100
472 Standex International Corp 67
4,204 Stanley Black & Decker, Inc 394
4,021 *,e Stem, Inc 23
1,004 * Sterling Construction Co, Inc 56
2,299 *,e SunPower Corp 23
5,997 * Sunrun, Inc 107
647 Tennant Co 52
1,674 Terex Corp 100
1,109 Textainer Group Holdings Ltd 44
5,171 Textron, Inc 350
853 * Thermon Group Holdings 23
1,628 Timken Co 149
1,266 * Titan International, Inc 15
491 * Titan Machinery, Inc 14
2,649 Toro Co 269
927 * TPI Composites, Inc 10
6,097 Trane Technologies plc 1,166
100 * Transcat Inc 9
1,406 TransDigm Group, Inc 1,257
2,846 * Trex Co, Inc 187
2,047 Trinity Industries, Inc 53
1,236 Triton International Ltd 103
1,451 * Triumph Group, Inc 18
1,399 * Tutor Perini Corp 10
1,356 UFP Industries, Inc 132
1,891 United Rentals, Inc 842
4,192 * Univar Solutions Inc 150
582 Valmont Industries, Inc 169
455 * Vectrus, Inc 23
419 Veritiv Corp 53
8,077 Vertiv Holdings Co 200
649 * Vicor Corp 35
6,356 *,e Virgin Galactic Holdings, Inc 25
1,212 W.W. Grainger, Inc 956
1,281 Wabash National Corp 33
901 Watsco, Inc 344

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
645 Watts Water Technologies, Inc (Class A) $ 118
1,330 WESCO International, Inc 238
4,827 Westinghouse Air Brake Technologies Corp 529
5,681 * WillScot Mobile Mini Holdings Corp 271
1,753 Woodward Inc 208
911 *,e Xometry, Inc 19
6,355 Xylem, Inc 716
3,642 Zurn Water Solutions Corp 98
TOTAL CAPITAL GOODS 75,965
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
1,382 ABM Industries, Inc 59
3,257 ACCO Brands Corp 17
2,888 * ACV Auctions, Inc 50
8,912 * Alight, Inc 82
452 Aris Water Solution, Inc 5
1,481 * ASGN Inc 112
8,068 * Aurora Innovation, Inc 24
11,127 Automatic Data Processing, Inc 2,446
274 Barrett Business Services, Inc 24
3,702 Booz Allen Hamilton Holding Co 413
511 * BrightView Holdings, Inc 4
1,108 Brink's Co 75
3,089 Broadridge Financial Solutions, Inc 512
678 * CACI International, Inc (Class A) 231
1,375 * Casella Waste Systems, Inc (Class A) 124
1,147 * CBIZ, Inc 61
600 * Cimpress plc 36
2,330 Cintas Corp 1,158
13,091 * Clarivate Analytics plc 125
1,373 * Clean Harbors, Inc 226
1,240 Concentrix Corp 100
5,536 * Conduent, Inc 19
11,340 * Copart, Inc 1,034
3,089 * CoreCivic, Inc 29
10,576 * CoStar Group, Inc 941
260 CRA International, Inc 26
1,113 CSG Systems International, Inc 59
1,062 Deluxe Corp 19
1,159 * Driven Brands Holdings, Inc 31
6,346 Dun & Bradstreet Holdings, Inc 73
1,051 Ennis, Inc 21
3,313 Equifax, Inc 779
772 * ExlService Holdings, Inc 117
1,272 Exponent, Inc 119
972 * First Advantage Corp 15
381 * Forrester Research, Inc 11
419 * Franklin Covey Co 18
902 * FTI Consulting, Inc 172
4,327 Genpact Ltd 163
3,108 *,e Geo Group, Inc 22
2,590 * Harsco Corp 26
2,398 Healthcare Services Group 36
711 Heidrick & Struggles International, Inc 19
555 * Heritage-Crystal Clean, Inc 21
2,407 Herman Miller, Inc 36
392 * HireRight Holdings Corp 4
1,707 HNI Corp 48
669 * Huron Consulting Group, Inc 57
637 ICF International, Inc 79
975 Insperity, Inc 116
1,293 Interface, Inc 11

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,496 Jacobs Solutions, Inc $ 416
3,912 * KAR Auction Services, Inc 59
3,487 KBR, Inc 227
1,192 Kelly Services, Inc (Class A) 21
681 Kforce, Inc 43
1,748 Korn/Ferry International 87
2,559 * Legalzoom.com, Inc 31
3,664 Leidos Holdings, Inc 324
3,403 *,e Li-Cycle Holdings Corp 19
664 * Liquidity Services, Inc 11
1,551 Manpower, Inc 123
271 Matthews International Corp (Class A) 11
1,544 MAXIMUS, Inc 130
640 * Montrose Environmental Group, Inc 27
877 MSA Safety, Inc 153
563 NL Industries, Inc 3
291 * NV5 Global Inc 32
8,446 Paychex, Inc 945
5,559 Pitney Bowes, Inc 20
3,913 *,e Planet Labs PBC 13
4,857 RB Global, Inc 291
5,492 Republic Services, Inc 841
1,107 Resources Connection, Inc 17
2,545 Robert Half International, Inc 191
5,973 Rollins, Inc 256
1,668 Science Applications International Corp 188
672 * SP Plus Corp 26
5,986 SS&C Technologies Holdings, Inc 363
3,128 Steelcase, Inc (Class A) 24
2,380 * Stericycle, Inc 110
422 * Sterling Check Corp 5
1,567 Tetra Tech, Inc 257
5,435 TransUnion 426
839 * TriNet Group, Inc 80
720 * TrueBlue, Inc 13
541 TTEC Holdings, Inc 18
503 Unifirst Corp 78
3,454 * Upwork, Inc 32
3,820 Verisk Analytics, Inc 863
3,457 * Verra Mobility Corp 68
679 * Viad Corp 18
340 VSE Corp 19
10,892 Waste Management, Inc 1,889
279 * Willdan Group, Inc 5
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 18,778
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.1%
966 * 1-800-FLOWERS.COM, Inc (Class A) 8
1,062 Aaron's Co, Inc 15
1,255 * Abercrombie & Fitch Co (Class A) 47
2,150 Academy Sports & Outdoors, Inc 116
1,580 Advance Auto Parts, Inc 111
241,332 * Amazon.com, Inc 31,460
3,778 American Eagle Outfitters, Inc 45
154 * America's Car-Mart, Inc 15
2,460 Arko Corp 20
588 * Asbury Automotive Group, Inc 141
817 * Autonation, Inc 135
492 * AutoZone, Inc 1,227
5,767 Bath & Body Works, Inc 216
5,480 Best Buy Co, Inc 449
578 Big 5 Sporting Goods Corp 5

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
819 * Boot Barn Holdings, Inc $ 69
524 Buckle, Inc 18
326 Build-A-Bear Workshop, Inc 7
1,836 * Burlington Stores, Inc 289
1,001 Caleres, Inc 24
895 Camping World Holdings, Inc 27
4,514 * CarMax, Inc 378
1,412 * CarParts.com, Inc 6
2,546 * Carvana Co 66
966 Cato Corp (Class A) 8
3,531 * Chico's FAS, Inc 19
573 *,e ContextLogic, Inc 4
29,327 * Coupang, Inc 510
1,606 Designer Brands, Inc 16
1,452 * Destination XL Group, Inc 7
1,608 Dick's Sporting Goods, Inc 213
131 e Dillard's, Inc (Class A) 43
404 * Duluth Holdings, Inc 3
14,245 eBay, Inc 637
3,384 * Etsy, Inc 286
2,017 *,e EVgo, Inc 8
1,506 * Five Below, Inc 296
2,980 * Floor & Decor Holdings, Inc 310
1,965 e Foot Locker, Inc 53
748 Franchise Group, Inc 21
576 * Funko, Inc 6
7,588 * GameStop Corp (Class A) 184
4,912 Gap, Inc 44
365 * Genesco, Inc 9
3,800 Genuine Parts Co 643
311 Group 1 Automotive, Inc 80
1,619 * GrowGeneration Corp 6
1,358 Guess?, Inc 26
715 Haverty Furniture Cos, Inc 22
547 Hibbett Sports, Inc 20
27,131 Home Depot, Inc 8,428
1,925 Kohl's Corp 44
487 * Lands' End, Inc 4
4,195 * Leslie's, Inc 39
697 Lithia Motors, Inc (Class A) 212
7,116 LKQ Corp 415
15,985 Lowe's Companies, Inc 3,608
6,895 Macy's, Inc 111
530 * MarineMax, Inc 18
759 Monro Muffler, Inc 31
522 Murphy USA, Inc 162
2,416 * National Vision Holdings, Inc 59
2,987 Nordstrom, Inc 61
1,066 * ODP Corp 50
1,867 * Ollie's Bargain Outlet Holdings, Inc 108
266 * OneWater Marine, Inc 10
1,635 * O'Reilly Automotive, Inc 1,562
1,209 * Overstock.com, Inc 39
633 Penske Auto Group, Inc 105
1,980 * Petco Health & Wellness Co, Inc 18
765 e PetMed Express, Inc 11
1,019 Pool Corp 382
1,396 * Rent the Runway, Inc 3
1,460 Rent-A-Center, Inc 45
1,063 *,e Revolve Group, Inc 17
507 * RH 167
8,991 Ross Stores, Inc 1,008

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,402 * Sally Beauty Holdings, Inc $ 30
646 Shoe Carnival, Inc 15
1,368 Signet Jewelers Ltd 89
760 * Sleep Number Corp 21
479 Sonic Automotive, Inc (Class A) 23
1,434 * Sportsman's Warehouse Holdings, Inc 8
1,770 * Stitch Fix Inc 7
1,616 *,e ThredUp, Inc 4
432 * Tilly's, Inc 3
31,116 TJX Companies, Inc 2,638
3,030 Tractor Supply Co 670
1,361 * Ulta Beauty, Inc 641
1,483 * Urban Outfitters, Inc 49
2,226 * Victoria's Secret & Co 39
2,402 * Warby Parker, Inc 28
2,236 * Wayfair, Inc 145
1,797 Williams-Sonoma, Inc 225
94 Winmark Corp 31
686 * Zumiez, Inc 11
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 59,762
CONSUMER DURABLES & APPAREL - 1.2%
821 Acushnet Holdings Corp 45
2,624 * Allbirds, Inc 3
1,837 * AMMO, Inc 4
1,140 * Beazer Homes USA, Inc 32
1,841 Brunswick Corp 160
3,596 * Callaway Golf Co 71
2,937 * Capri Holdings Ltd 105
1,022 Carter's, Inc 74
237 * Cavco Industries, Inc 70
629 Century Communities, Inc 48
729 Clarus Corp 7
905 Columbia Sportswear Co 70
1,268 e Cricut, Inc 15
1,521 * Crocs, Inc 171
743 * Deckers Outdoor Corp 392
8,338 DR Horton, Inc 1,015
643 *,e Dream Finders Homes, Inc 16
958 Ethan Allen Interiors, Inc 27
3,952 * Garmin Ltd 412
1,295 * G-III Apparel Group Ltd 25
4,066 * GoPro, Inc 17
992 * Green Brick Partners, Inc 56
8,742 e Hanesbrands, Inc 40
3,755 Hasbro, Inc 243
712 * Helen of Troy Ltd 77
148 * Hovnanian Enterprises, Inc 15
608 Installed Building Products, Inc 85
883 * iRobot Corp 40
232 Johnson Outdoors, Inc 14
1,960 KB Home 101
1,320 Kontoor Brands, Inc 56
412 * Latham Group, Inc 2
935 La-Z-Boy, Inc 27
4,140 Leggett & Platt, Inc 123
6,665 Lennar Corp (Class A) 835
349 Lennar Corp (Class B) 39
624 * LGI Homes, Inc 84
336 * Lovesac Co 9
2,988 * Lululemon Athletica, Inc 1,131
561 * M/I Homes, Inc 49

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
688 * Malibu Boats, Inc $ 40
441 Marine Products Corp 7
673 * MasterCraft Boat Holdings, Inc 21
8,884 * Mattel, Inc 174
1,166 MDC Holdings, Inc 55
893 Meritage Homes Corp 127
1,499 * Mohawk Industries, Inc 155
638 Movado Group, Inc 17
10,479 Newell Brands Inc 91
31,856 Nike, Inc (Class B) 3,516
78 * NVR, Inc 495
274 Oxford Industries, Inc 27
8,335 * Peloton Interactive, Inc 64
1,319 Polaris Inc 160
5,884 Pulte Homes, Inc 457
1,386 e Purple Innovation, Inc 4
1,672 PVH Corp 142
1,110 Ralph Lauren Corp 137
110 Rocky Brands, Inc 2
3,296 * Skechers U.S.A., Inc (Class A) 174
1,408 * Skyline Champion Corp 92
1,649 Smith & Wesson Brands, Inc 22
3,687 * Sonos, Inc 60
1,625 Steven Madden Ltd 53
311 Sturm Ruger & Co, Inc 16
6,263 Tapestry, Inc 268
2,762 * Taylor Morrison Home Corp 135
4,464 Tempur Sealy International, Inc 179
2,789 Toll Brothers, Inc 221
918 * TopBuild Corp 244
2,384 * TRI Pointe Homes, Inc 78
5,744 * Under Armour, Inc (Class A) 41
5,391 * Under Armour, Inc (Class C) 36
9,697 VF Corp 185
997 * Vista Outdoor, Inc 28
1,629 * Vizio Holding Corp 11
1,740 *,e Vuzix Corp 9
1,386 Whirlpool Corp 206
2,662 Wolverine World Wide, Inc 39
2,480 * YETI Holdings, Inc 96
TOTAL CONSUMER DURABLES & APPAREL 13,689
CONSUMER SERVICES - 2.4%
1,229 * Accel Entertainment, Inc 13
4,141 ADT, Inc 25
1,204 * Adtalem Global Education, Inc 41
10,855 * Airbnb, Inc 1,391
6,092 ARAMARK Holdings Corp 262
925 * Bally's Corp 14
39 * Biglari Holdings, Inc (B Shares) 8
817 * BJ's Restaurants, Inc 26
2,235 Bloomin' Brands, Inc 60
476 Bluegreen Vacations Holding Corp 17
994 * Booking Holdings, Inc 2,684
590 * Bowlero Corp 7
1,802 Boyd Gaming Corp 125
1,598 * Bright Horizons Family Solutions 148
1,545 * Brinker International, Inc 57
5,983 * Caesars Entertainment, Inc 305
25,476 * Carnival Corp 480
318 Carriage Services, Inc 10
5,092 * Carrols Restaurant Group, Inc 26

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
761 * Century Casinos, Inc $ 5
1,085 Cheesecake Factory 38
3,631 * Chegg, Inc 32
734 * Chipotle Mexican Grill, Inc (Class A) 1,570
891 Choice Hotels International, Inc 105
1,888 Churchill Downs, Inc 263
427 * Chuy's Holdings, Inc 17
2,931 * Coursera, Inc 38
711 Cracker Barrel Old Country Store, Inc 66
3,364 Darden Restaurants, Inc 562
1,228 * Dave & Buster's Entertainment, Inc 55
1,296 * Denny's Corp 16
458 Dine Brands Global Inc. 27
939 Domino's Pizza, Inc 316
8,076 * DoorDash, Inc 617
11,189 * DraftKings, Inc 297
651 * Duolingo, Inc 93
809 El Pollo Loco Holdings, Inc 7
455 * European Wax Center, Inc 9
2,472 * Everi Holdings, Inc 36
3,844 * Expedia Group, Inc 421
2,305 * frontdoor, Inc 74
870 * Full House Resorts, Inc 6
412 * Golden Entertainment, Inc 17
63 Graham Holdings Co 36
663 * Grand Canyon Education, Inc 68
3,457 H&R Block, Inc 110
2,683 * Hilton Grand Vacations, Inc 122
6,883 Hilton Worldwide Holdings, Inc 1,002
1,223 Hyatt Hotels Corp 140
494 * Inspired Entertainment, Inc 7
2,584 International Game Technology plc 82
410 Jack in the Box, Inc 40
2,068 Krispy Kreme, Inc 30
155 * Kura Sushi USA, Inc 14
9,002 * Las Vegas Sands Corp 522
3,222 Laureate Education, Inc 39
989 * Life Time Group Holdings, Inc 19
608 * Lindblad Expeditions Holdings, Inc 7
6,757 Marriott International, Inc (Class A) 1,241
914 Marriott Vacations Worldwide Corp 112
19,535 McDonald's Corp 5,829
8,051 MGM Resorts International 354
1,527 *,e Mister Car Wash, Inc 15
388 Monarch Casino & Resort, Inc 27
2,864 * Mondee Holdings, Inc 26
400 * Noodles & Co 1
11,836 * Norwegian Cruise Line Holdings Ltd 258
465 * ONE Group Hospitality, Inc 3
1,416 * OneSpaWorld Holdings Ltd 17
1,035 Papa John's International, Inc 76
3,518 * Penn National Gaming, Inc 85
2,656 * Perdoceo Education Corp 33
2,512 * Planet Fitness, Inc 169
417 * Portillo's, Inc 9
330 RCI Hospitality Holdings, Inc 25
925 Red Rock Resorts, Inc 43
2,290 * Rover Group, Inc 11
6,265 * Royal Caribbean Cruises Ltd 650
1,353 * Rush Street Interactive, Inc 4
10,188 *,e Sabre Corp 33
2,426 * Scientific Games Corp (Class A) 167

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,376 * SeaWorld Entertainment, Inc $ 77
3,849 Service Corp International 249
1,083 * Shake Shack, Inc 84
2,486 * Six Flags Entertainment Corp 65
30,220 Starbucks Corp 2,994
673 Strategic Education, Inc 46
1,099 * Stride, Inc 41
3,619 * Super Group SGHC Ltd 11
2,381 * Sweetgreen, Inc 31
829 *,e Target Hospitality Corp 11
1,747 Texas Roadhouse, Inc (Class A) 196
1,969 Travel & Leisure Co 79
1,856 * Udemy, Inc 20
1,170 Vail Resorts, Inc 295
4,018 Wendy's 87
761 Wingstop, Inc 152
1,421 * WW International Inc 10
2,257 Wyndham Hotels & Resorts, Inc 155
2,846 Wynn Resorts Ltd 301
371 * Xponential Fitness, Inc 6
7,541 Yum! Brands, Inc 1,045
TOTAL CONSUMER SERVICES 27,767
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
11,112 Albertsons Cos, Inc 242
1,108 Andersons, Inc 51
3,420 * BJ's Wholesale Club Holdings, Inc 215
959 Casey's General Stores, Inc 234
776 * Chefs' Warehouse Holdings, Inc 28
11,872 Costco Wholesale Corp 6,392
5,871 Dollar General Corp 997
5,616 * Dollar Tree, Inc 806
2,474 * Grocery Outlet Holding Corp 76
1,600 * HF Foods Group Inc 7
202 Ingles Markets, Inc (Class A) 17
17,308 Kroger Co 813
345 Natural Grocers by Vitamin C 4
4,036 * Performance Food Group Co 243
820 Pricesmart, Inc 61
957 SpartanNash Co 22
3,412 * Sprouts Farmers Market, Inc 125
13,771 SYSCO Corp 1,022
12,483 Target Corp 1,647
1,636 * United Natural Foods, Inc 32
5,895 * US Foods Holding Corp 259
292 Village Super Market (Class A) 7
19,177 Walgreens Boots Alliance, Inc 546
38,121 Walmart, Inc 5,992
313 Weis Markets, Inc 20
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 19,858
ENERGY - 4.1%
394 Altus Midstream Co 14
1,272 * Amplify Energy Corp 9
8,958 Antero Midstream Corp 104
8,344 * Antero Resources Corp 192
8,992 APA Corp 307
402 Arch Resources, Inc 45
3,123 Archrock, Inc 32
2,830 Ardmore Shipping Corp 35
27,114 Baker Hughes Co 857
1,669 Berry Petroleum Co LLC 11

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,978 Bonanza Creek Energy, Inc $ 137
3,778 * Borr Drilling Ltd 28
510 * Bristow Group, Inc 15
20,267 Cabot Oil & Gas Corp 513
1,403 Cactus, Inc 59
2,028 California Resources Corp 92
1,625 * Callon Petroleum Co 57
230 * Centrus Energy Corp 8
5,414 ChampionX Corp 168
6,494 Cheniere Energy, Inc 989
3,194 Chesapeake Energy Corp 267
46,323 Chevron Corp 7,289
4,074 * Clean Energy Fuels Corp 20
3,718 * CNX Resources Corp 66
2,351 e Comstock Resources Inc 27
32,493 ConocoPhillips 3,367
912 CONSOL Energy, Inc 62
1,244 Core Laboratories, Inc 29
3,162 Crescent Energy, Inc 33
875 CVR Energy, Inc 26
1,765 Delek US Holdings, Inc 42
1,115 * Denbury, Inc 96
17,159 Devon Energy Corp 829
3,794 DHT Holdings, Inc 32
3,680 * Diamond Offshore Drilling, Inc 52
4,977 Diamondback Energy, Inc 654
535 * DMC Global, Inc 10
1,083 Dorian LPG Ltd 28
1,195 * Dril-Quip, Inc 28
2,182 DT Midstream, Inc 108
1,219 * Earthstone Energy, Inc 17
2,539 * Empire Petroleum Corp 23
4,018 *,e Energy Fuels, Inc 25
15,740 EOG Resources, Inc 1,801
9,648 EQT Corp 397
12,086 Equitrans Midstream Corp 116
3,165 Evolution Petroleum Corp 26
428 Excelerate Energy, Inc 9
108,811 Exxon Mobil Corp 11,670
691 FLEX LNG Ltd 21
981 * Forum Energy Technologies, Inc 25
1,917 * Frank's International NV 34
24,078 *,e Gevo, Inc 37
2,739 Golar LNG Ltd 55
1,490 * Green Plains Inc 48
278 * Gulfport Energy Operating Corp 29
24,053 Halliburton Co 794
5,378 * Helix Energy Solutions Group, Inc 40
2,660 Helmerich & Payne, Inc 94
7,450 Hess Corp 1,013
3,473 HF Sinclair Corp 155
1,167 International Seaways, Inc 45
52,033 Kinder Morgan, Inc 896
2,822 * KLX Energy Services Holdings, Inc 27
12,210 * Kosmos Energy Ltd 73
458 * Laredo Petroleum, Inc 21
4,445 Liberty Oilfield Services, Inc 59
4,177 Magnolia Oil & Gas Corp 87
16,639 Marathon Oil Corp 383
11,820 Marathon Petroleum Corp 1,378
2,911 Matador Resources Co 152
3,745 Murphy Oil Corp 143

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
238 * Nabors Industries Ltd $ 22
726 Nacco Industries, Inc (Class A) 25
1,311 New Fortress Energy, Inc 35
3,366 * Newpark Resources, Inc 18
5,106 * NexTier Oilfield Solutions, Inc 46
2,852 * Noble Corp plc 118
10,628 Nordic American Tankers Ltd 39
1,684 Northern Oil and Gas, Inc 58
10,664 NOV, Inc 171
1,043 Oasis Petroleum, Inc 160
18,682 Occidental Petroleum Corp 1,099
2,352 * Oceaneering International, Inc 44
2,073 * Oil States International, Inc 15
12,205 ONEOK, Inc 753
6,170 Ovintiv, Inc 235
1,291 * Par Pacific Holdings, Inc 34
5,742 Patterson-UTI Energy, Inc 69
2,663 PBF Energy, Inc 109
1,983 PDC Energy, Inc 141
3,255 Peabody Energy Corp 71
5,026 Permian Resources Corp 55
12,339 Phillips 66 1,177
6,234 Pioneer Natural Resources Co 1,292
260 * PrimeEnergy Corp 24
2,609 * ProPetro Holding Corp 22
5,850 Range Resources Corp 172
702 * Rex American Resources Corp 24
257 Riley Exploration Permian, Inc 9
2,001 * Ring Energy, Inc 3
2,256 RPC, Inc 16
792 SandRidge Energy, Inc 12
38,169 Schlumberger Ltd 1,875
1,542 Scorpio Tankers, Inc 73
2,348 * SEACOR Marine Holdings, Inc 27
1,338 * Seadrill Ltd 55
1,587 Select Energy Services, Inc 13
2,365 SFL Corp Ltd 22
258 *,e SilverBow Resources, Inc 8
2,011 Sitio Royalties Corp 53
2,674 SM Energy Co 85
886 Solaris Oilfield Infrastructure, Inc 7
26,298 * Southwestern Energy Co 158
1,668 * Talos Energy, Inc 23
6,202 Targa Resources Investments, Inc 472
11,745 * TechnipFMC plc 195
560 Teekay Tankers Ltd 21
14,573 *,e Tellurian, Inc 21
3,440 * Tetra Technologies, Inc 12
152 Texas Pacific Land Corp 200
1,174 * Tidewater, Inc 65
7,605 *,e Uranium Energy Corp 26
1,949 * US Silica Holdings, Inc 24
1,428 Vaalco Energy, Inc 5
1,772 * Valaris Ltd 112
9,652 Valero Energy Corp 1,132
1,548 * Vertex Energy, Inc 10
758 Vitesse Energy, Inc 17
3,587 * W&T Offshore, Inc 14
1,897 * Weatherford International Ltd 126
32,607 Williams Cos, Inc 1,064

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,789 World Fuel Services Corp $ 37
TOTAL ENERGY 48,450
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
1,964 Acadia Realty Trust 28
2,147 Agree Realty Corp 140
1,433 Alexander & Baldwin, Inc 27
113 Alexander's, Inc 21
4,560 Alexandria Real Estate Equities, Inc 518
1,558 Alpine Income Property Trust, Inc 25
1,425 American Assets Trust, Inc 27
3,752 American Finance Trust, Inc 25
8,855 American Homes 4 Rent 314
12,574 American Tower Corp 2,439
7,241 Americold Realty Trust 234
4,413 Apartment Income REIT Corp 159
1,091 Apartment Investment and Management Co 9
4,526 Apple Hospitality REIT, Inc 68
1,658 Armada Hoffler Properties, Inc 19
3,741 AvalonBay Communities, Inc 708
4,442 Boston Properties, Inc 256
1,188 BraeMar Hotels & Resorts, Inc 5
3,704 Brandywine Realty Trust 17
7,811 Brixmor Property Group, Inc 172
4,091 Broadstone Net Lease, Inc 63
552 Brt Realty Trust 11
2,780 Camden Property Trust 303
3,202 CareTrust REIT, Inc 64
1,043 e CBL & Associates Properties, Inc 23
460 Centerspace 28
1,449 Chatham Lodging Trust 14
1,087 City Office REIT, Inc 6
544 Clipper Realty, Inc 3
753 Community Healthcare Trust, Inc 25
2,602 Corporate Office Properties Trust 62
4,434 Cousins Properties, Inc 101
11,588 Crown Castle International Corp 1,320
588 e CTO Realty Growth, Inc 10
5,793 CubeSmart 259
7,193 DiamondRock Hospitality Co 58
7,984 Digital Realty Trust, Inc 909
7,300 Diversified Healthcare Trust 16
4,303 e Douglas Emmett, Inc 54
1,724 e Easterly Government Properties, Inc 25
1,084 EastGroup Properties, Inc 188
3,522 e Empire State Realty Trust, Inc 26
1,978 EPR Properties 93
2,496 Equinix, Inc 1,957
2,060 Equity Commonwealth 42
4,754 Equity Lifestyle Properties, Inc 318
9,985 Equity Residential 659
3,224 Essential Properties Realty Trust, Inc 76
1,709 Essex Property Trust, Inc 400
3,565 Extra Space Storage, Inc 531
967 e Farmland Partners, Inc 12
2,191 Federal Realty Investment Trust 212
3,737 First Industrial Realty Trust, Inc 197
1,561 Four Corners Property Trust, Inc 40
6,257 Gaming and Leisure Properties, Inc 303
1,064 Getty Realty Corp 36
881 e Gladstone Commercial Corp 11
815 e Gladstone Land Corp 13

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,479 Global Medical REIT, Inc $ 14
2,475 Global Net Lease, Inc 25
10,202 Healthcare Realty Trust, Inc 192
15,467 Healthpeak Properties Inc 311
1,493 Hersha Hospitality Trust 9
2,907 Highwoods Properties, Inc 70
19,934 Host Hotels and Resorts, Inc 335
3,600 Hudson Pacific Properties 15
5,802 Independence Realty Trust, Inc 106
821 Innovative Industrial Properties, Inc 60
1,587 InvenTrust Properties Corp 37
16,360 Invitation Homes, Inc 563
7,507 Iron Mountain, Inc 427
830 e iStar, Inc 20
3,149 JBG SMITH Properties 47
3,530 Kilroy Realty Corp 106
16,724 Kimco Realty Corp 330
6,010 Kite Realty Group Trust 134
2,210 Lamar Advertising Co 219
7,690 Lexington Realty Trust 75
2,202 Life Storage, Inc 293
838 LTC Properties, Inc 28
6,081 Macerich Co 69
3,269 * Mack-Cali Realty Corp 52
15,881 e Medical Properties Trust, Inc 147
3,069 Mid-America Apartment Communities, Inc 466
1,067 National Health Investors, Inc 56
4,655 National Retail Properties, Inc 199
2,085 National Storage Affiliates Trust 73
1,788 NETSTREIT Corp 32
662 NexPoint Residential Trust, Inc 30
1,207 Office Properties Income Trust 9
6,327 Omega Healthcare Investors, Inc 194
574 One Liberty Properties, Inc 12
1,597 Orion Office REIT, Inc 11
2,970 Outfront Media, Inc 47
4,579 Paramount Group, Inc 20
4,924 Park Hotels & Resorts, Inc 63
738 e Peakstone Realty Trust 21
4,334 Pebblebrook Hotel Trust 60
2,989 Phillips Edison & Co, Inc 102
5,940 Physicians Realty Trust 83
3,343 Piedmont Office Realty Trust, Inc 24
628 Plymouth Industrial REIT, Inc 14
1,831 PotlatchDeltic Corp 97
24,745 Prologis, Inc 3,034
4,195 Public Storage, Inc 1,224
3,743 Rayonier, Inc 118
17,697 Realty Income Corp 1,058
4,776 Regency Centers Corp 295
4,204 Retail Opportunities Investment Corp 57
5,133 Rexford Industrial Realty, Inc 268
2,146 RLJ Lodging Trust 22
1,611 RPT Realty 17
1,525 Ryman Hospitality Properties 142
4,837 Sabra Healthcare REIT, Inc 57
392 Saul Centers, Inc 14
2,878 SBA Communications Corp 667
4,376 Service Properties Trust 38
8,687 Simon Property Group, Inc 1,003
6,051 SITE Centers Corp 80
1,278 e SL Green Realty Corp 38

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,189 Spirit Realty Capital, Inc $ 126
4,481 STAG Industrial, Inc 161
3,928 Summit Hotel Properties, Inc 26
3,196 Sun Communities, Inc 417
7,507 Sunstone Hotel Investors, Inc 76
2,916 Tanger Factory Outlet Centers, Inc 64
1,821 Terreno Realty Corp 109
8,781 UDR, Inc 377
994 UMH Properties, Inc 16
3,786 Uniti Group, Inc 18
294 Universal Health Realty Income Trust 14
3,855 Urban Edge Properties 59
1,188 Urstadt Biddle Properties, Inc (Class A) 25
10,695 Ventas, Inc 506
27,146 d VICI Properties, Inc 853
4,805 Vornado Realty Trust 87
2,363 Washington REIT 39
13,304 d Welltower, Inc 1,076
18,821 Weyerhaeuser Co 631
1,293 Whitestone REIT 13
5,527 WP Carey, Inc 373
3,934 Xenia Hotels & Resorts, Inc 48
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 32,222
FINANCIAL SERVICES - 7.5%
974 Affiliated Managers Group, Inc 146
4,905 * Affirm Holdings, Inc 75
13,354 AGNC Investment Corp 135
315 Alerus Financial Corp 6
7,253 Ally Financial, Inc 196
406 A-Mark Precious Metals, Inc 15
15,932 American Express Co 2,775
2,815 Ameriprise Financial, Inc 935
12,637 Annaly Capital Management, Inc 253
3,041 Apollo Commercial Real Estate Finance, Inc 34
13,965 Apollo Global Management, Inc 1,073
3,729 e Arbor Realty Trust, Inc 55
1,014 e Ares Commercial Real Estate Corp 10
4,393 Ares Management Corp 423
2,063 e ARMOUR Residential REIT, Inc 11
1,731 Artisan Partners Asset Management, Inc 68
802 * Assetmark Financial Holdings, Inc 24
3,908 * AvidXchange Holdings, Inc 41
603 B. Riley Financial, Inc 28
1,284 Banco Latinoamericano de Exportaciones S.A. (Class E) 28
21,129 Bank of New York Mellon Corp 941
49,050 * Berkshire Hathaway, Inc (Class B) 16,726
8,951 BGC Partners, Inc (Class A) 40
3,970 BlackRock, Inc 2,744
4,265 e Blackstone Mortgage Trust, Inc 89
18,912 Blackstone, Inc 1,758
14,547 * Block, Inc 968
1,242 * Blucora, Inc 28
11,576 Blue Owl Capital, Inc 135
1,461 Bread Financial Holdings, Inc 46
1,604 Brightsphere Investment Group, Inc 34
3,033 BrightSpire Capital, Inc 20
2,523 * Cannae Holdings, Inc 51
1,535 * Cantaloupe, Inc 12
10,078 Capital One Financial Corp 1,102
5,682 Carlyle Group, Inc 182
576 Cass Information Systems, Inc 22

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,743 CBOE Global Markets, Inc $ 379
39,710 Charles Schwab Corp 2,251
5,843 e Chimera Investment Corp 34
2,359 Claros Mortgage Trust, Inc 27
9,560 CME Group, Inc 1,771
853 Cohen & Steers, Inc 49
4,422 *,e Coinbase Global, Inc 316
1,463 e Compass Diversified Trust 32
1,399 Corebridge Financial, Inc 25
199 * Credit Acceptance Corp 101
118 Diamond Hill Investment Group, Inc 20
6,785 Discover Financial Services 793
1,075 * Donnelley Financial Solutions, Inc 49
620 Dynex Capital, Inc 8
1,030 e Ellington Financial Inc 14
218 Enact Holdings, Inc 5
553 * Encore Capital Group, Inc 27
1,226 * Enova International, Inc 65
9,797 Equitable Holdings, Inc 266
2,494 Essent Group Ltd 117
1,402 * Euronet Worldwide, Inc 165
904 Evercore Inc 112
1,923 EVERTEC, Inc 71
993 Factset Research Systems, Inc 398
120 Federal Agricultural Mortgage Corp (FAMC) 17
15,849 Fidelity National Information Services, Inc 867
848 FirstCash Holdings, Inc 79
16,460 * Fiserv, Inc 2,076
1,833 * FleetCor Technologies, Inc 460
2,549 * Flywire Corp 79
1,366 * Focus Financial Partners, Inc 72
12,020 * Forge Global Holdings, Inc 29
2,037 e Franklin BSP Realty Trust, Inc 29
8,239 Franklin Resources, Inc 220
559 GCM Grosvenor, Inc 4
6,876 Global Payments, Inc 677
8,648 Goldman Sachs Group, Inc 2,789
1,667 Granite Point Mortgage Trust, Inc 9
1,775 * Green Dot Corp 33
904 Hamilton Lane, Inc 72
2,171 Hannon Armstrong Sustainable Infrastructure Capital, Inc 54
1,371 Houlihan Lokey, Inc 135
351 * I3 Verticals, Inc 8
2,433 Interactive Brokers Group, Inc (Class A) 202
14,891 Intercontinental Exchange Group, Inc 1,684
677 * International Money Express Inc 17
10,471 Invesco Ltd 176
645 e Invesco Mortgage Capital, Inc 7
2,050 Jack Henry & Associates, Inc 343
2,026 Jackson Financial, Inc 62
4,371 Janus Henderson Group plc 119
5,504 Jefferies Financial Group, Inc 183
17,291 KKR & Co, Inc 968
933 KKR Real Estate Finance Trust, Inc 11
2,645 Ladder Capital Corp 29
2,463 Lazard Ltd (Class A) 79
2,865 * LendingClub Corp 28
334 * LendingTree, Inc 7
2,200 LPL Financial Holdings, Inc 478
965 MarketAxess Holdings, Inc 252
11,987 * Marqeta, Inc 58
22,473 Mastercard, Inc (Class A) 8,839

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
77 Merchants Bancorp $ 2
2,348 MFA Financial, Inc 26
7,150 MGIC Investment Corp 113
1,603 Moelis & Co 73
4,270 Moody's Corp 1,485
32,222 Morgan Stanley 2,752
671 Morningstar, Inc 132
1,830 * Mr Cooper Group, Inc 93
2,058 MSCI, Inc (Class A) 966
9,273 Nasdaq Inc 462
2,696 Navient Corp 50
249 Nelnet, Inc (Class A) 24
619 * NerdWallet, Inc 6
11,204 New Residential Investment Corp 105
2,274 New York Mortgage Trust, Inc 23
2,265 * NMI Holdings, Inc 58
5,699 Northern Trust Corp 423
2,990 OneMain Holdings, Inc 131
3,011 * Open Lending Corp 32
651 e Orchid Island Capital, Inc 7
1,141 P10, Inc 13
5,269 * Pagseguro Digital Ltd 50
1,422 Patria Investments Ltd 20
5,249 * Payoneer Global, Inc 25
30,084 * PayPal Holdings, Inc 2,007
1,007 * Paysafe Ltd 10
750 PennyMac Financial Services, Inc 53
2,603 PennyMac Mortgage Investment Trust 35
745 Perella Weinberg Partners 6
553 Piper Jaffray Cos 71
727 PJT Partners, Inc 51
684 * PRA Group, Inc 16
1,741 * PROG Holdings, Inc 56
4,226 Radian Group, Inc 107
5,107 Raymond James Financial, Inc 530
3,562 e Ready Capital Corp 40
2,761 Redwood Trust, Inc 18
383 Regional Management Corp 12
2,206 * Remitly Global, Inc 42
2,014 * Repay Holdings Corp 16
15,885 * Robinhood Markets, Inc 159
3,914 * Rocket Cos, Inc 35
8,593 S&P Global, Inc 3,445
551 Sculptor Capital Management, Inc 5
2,653 SEI Investments Co 158
1,262 * Shift4 Payments, Inc 86
6,060 SLM Corp 99
22,427 * SoFi Technologies, Inc 187
235 * Star Holdings 3
7,310 e Starwood Property Trust, Inc 142
8,934 State Street Corp 654
1,257 StepStone Group, Inc 31
2,962 Stifel Financial Corp 177
7,953 * StoneCo Ltd 101
601 * StoneX Group, Inc 50
11,597 Synchrony Financial 393
5,904 T Rowe Price Group, Inc 661
2,205 TFS Financial Corp 28
9,479 * Toast, Inc 214
1,884 TPG RE Finance Trust, Inc 14
1,717 TPG, Inc 50
2,955 Tradeweb Markets, Inc 202

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,103 Two Harbors Investment Corp $ 29
2,095 *,e Upstart Holdings, Inc 75
2,181 e UWM Holdings Corp 12
711 Victory Capital Holdings, Inc 22
2,593 Virtu Financial, Inc 44
255 Virtus Investment Partners, Inc 50
43,381 Visa, Inc (Class A) 10,302
2,651 Voya Financial, Inc 190
771 Walker & Dunlop, Inc 61
1,032 Waterstone Financial, Inc 15
8,485 Western Union Co 100
1,129 * WEX, Inc 206
4,611 WisdomTree Investments, Inc 32
160 * World Acceptance Corp 21
8,888 * XP, Inc 208
TOTAL FINANCIAL SERVICES 87,977
FOOD, BEVERAGE & TOBACCO - 3.0%
47,827 Altria Group, Inc 2,167
14,525 Archer-Daniels-Midland Co 1,098
1,674 B&G Foods, Inc (Class A) 23
4,728 *,e Benson Hill, Inc 6
1,699 *,e Beyond Meat, Inc 22
285 * Boston Beer Co, Inc (Class A) 88
1,291 Brown-Forman Corp (Class A) 88
4,794 Brown-Forman Corp (Class B) 320
3,814 Bunge Ltd 360
583 Calavo Growers, Inc 17
700 Cal-Maine Foods, Inc 32
5,433 Campbell Soup Co 248
1,529 * Celsius Holdings, Inc 228
104,358 Coca-Cola Co 6,284
126 Coca-Cola Consolidated Inc 80
13,074 ConAgra Brands, Inc 441
4,029 Constellation Brands, Inc (Class A) 992
4,594 * Darling International, Inc 293
1,898 Dole plc 26
705 * Duckhorn Portfolio, Inc 9
5,653 Flowers Foods, Inc 141
1,151 Fresh Del Monte Produce, Inc 30
1,239 * Freshpet, Inc 82
15,871 General Mills, Inc 1,217
2,641 * Hain Celestial Group, Inc 33
3,903 Hershey Co 975
7,844 Hormel Foods Corp 315
3,112 * Hostess Brands, Inc 79
1,536 Ingredion, Inc 163
530 J&J Snack Foods Corp 84
2,640 J.M. Smucker Co 390
368 John B. Sanfilippo & Son, Inc 43
6,867 Kellogg Co 463
25,520 Keurig Dr Pepper, Inc 798
21,459 Kraft Heinz Co 762
3,732 Lamb Weston Holdings, Inc 429
566 Lancaster Colony Corp 114
6,567 McCormick & Co, Inc 573
476 MGP Ingredients, Inc 51
684 * Mission Produce, Inc 8
4,604 Molson Coors Brewing Co (Class B) 303
36,403 Mondelez International, Inc 2,655
19,710 * Monster Beverage Corp 1,132
607 * National Beverage Corp 29

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
36,902 PepsiCo, Inc $ 6,835
41,744 Philip Morris International, Inc 4,075
1,486 * Pilgrim's Pride Corp 32
1,410 * Post Holdings, Inc 122
4,873 Primo Water Corp 61
8 Seaboard Corp 29
226 * Seneca Foods Corp 7
2,221 * Simply Good Foods Co 81
537 * Sovos Brands, Inc 11
2,448 * SunOpta, Inc 16
1,691 * TreeHouse Foods, Inc 85
310 Turning Point Brands, Inc 7
7,401 Tyson Foods, Inc (Class A) 378
627 Universal Corp 31
1,426 Utz Brands, Inc 23
4,010 Vector Group Ltd 51
630 * Vita Coco Co, Inc 17
689 * Vital Farms, Inc 8
TOTAL FOOD, BEVERAGE & TOBACCO 35,560
HEALTH CARE EQUIPMENT & SERVICES - 5.6%
46,365 Abbott Laboratories 5,055
2,626 * Acadia Healthcare Co, Inc 209
1,487 * Accolade, Inc 20
2,296 * AdaptHealth Corp 28
409 * Addus HomeCare Corp 38
462 *,e Agiliti, Inc 8
7,389 *,e agilon health, Inc 128
2,046 * Align Technology, Inc 724
2,083 * Alignment Healthcare, Inc 12
2,755 * Allscripts Healthcare Solutions, Inc 35
2,458 * Alphatec Holdings Inc 44
872 * Amedisys, Inc 80
5,730 * American Well Corp 12
4,259 AmerisourceBergen Corp 820
1,306 * AMN Healthcare Services, Inc 142
1,310 * Angiodynamics, Inc 14
1,046 * Apollo Medical Holdings, Inc 33
1,229 * AtriCure, Inc 61
40 Atrion Corp 23
1,650 * Avanos Medical, Inc 42
17,812 * Aveanna Healthcare Holdings, Inc 30
1,009 * AxoGen, Inc 9
1,185 * Axonics Modulation Technologies, Inc 60
13,541 Baxter International, Inc 617
7,555 Becton Dickinson & Co 1,995
38,440 * Boston Scientific Corp 2,079
6,211 * Brookdale Senior Living, Inc 26
4,980 *,e Butterfly Network, Inc 11
6,787 Cardinal Health, Inc 642
627 * Castle Biosciences, Inc 9
14,763 * Centene Corp 996
3,092 * Certara, Inc 56
4,212 * Cerus Corp 10
365 Chemed Corp 198
7,823 Cigna Corp 2,195
481 * Computer Programs & Systems, Inc 12
671 Conmed Corp 91
1,318 Cooper Cos, Inc 505
137 * Corvel Corp 26
1,273 * Cross Country Healthcare, Inc 36
1,250 * CryoLife, Inc 21

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
593 *,e Cutera, Inc $ 9
34,332 CVS Health Corp 2,373
1,340 * DaVita, Inc 135
792 *,e Definitive Healthcare Corp 9
5,191 Dentsply Sirona, Inc 208
10,406 * Dexcom, Inc 1,337
2,001 * DocGo, Inc 19
2,649 * Doximity, Inc 90
16,124 * Edwards Lifesciences Corp 1,521
6,350 Elevance Health, Inc 2,821
1,639 Embecta Corp 35
2,399 Encompass Health Corp 162
1,534 * Enhabit, Inc 18
1,154 * Enovis Corp 74
1,488 Ensign Group, Inc 142
3,894 * Envista Holdings Corp 132
2,165 * Evolent Health, Inc 66
3,412 * Figs, Inc 28
604 * Fulgent Genetics, Inc 22
10,436 GE HealthCare Technologies, Inc 848
1,276 * Glaukos Corp 91
2,038 * Globus Medical, Inc 121
2,679 * Guardant Health, Inc 96
1,374 * Haemonetics Corp 117
5,479 HCA Healthcare, Inc 1,663
1,262 * Health Catalyst, Inc 16
2,384 * HealthEquity, Inc 151
1,071 HealthStream, Inc 26
3,559 * Henry Schein, Inc 289
3,283 * Hims & Hers Health, Inc 31
6,341 * Hologic, Inc 513
3,371 Humana, Inc 1,507
588 * ICU Medical, Inc 105
2,238 * IDEXX Laboratories, Inc 1,124
1,298 * Inari Medical, Inc 75
2,055 * Inmode Ltd 77
316 * Innovage Holding Corp 2
672 * Inogen, Inc 8
734 * Inspire Medical Systems, Inc 238
1,892 * Insulet Corp 546
935 * Integer Holding Corp 83
1,812 * Integra LifeSciences Holdings Corp 75
9,355 * Intuitive Surgical, Inc 3,199
818 * iRhythm Technologies, Inc 85
390 * Joint Corp 5
2,432 Laboratory Corp of America Holdings 587
1,899 * Lantheus Holdings, Inc 159
562 LeMaitre Vascular, Inc 38
1,759 * LifeStance Health Group, Inc 16
1,549 * LivaNova plc 80
1,202 * Masimo Corp 198
3,707 McKesson Corp 1,584
1,877 * MEDNAX, Inc 27
35,579 Medtronic plc 3,134
1,508 * Merit Medical Systems, Inc 126
126 Mesa Laboratories, Inc 16
426 * ModivCare, Inc 19
1,532 * Molina Healthcare, Inc 461
1,138 *,e Nano-X Imaging Ltd 18
212 National Healthcare Corp 13
357 National Research Corp 16
5,732 * Neogen Corp 125

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,250 * NeoGenomics, Inc $ 52
1,074 * Nevro Corp 27
1,960 * NextGen Healthcare, Inc 32
2,637 * Novocure Ltd 109
1,307 * NuVasive, Inc 54
1,291 * Omnicell, Inc 95
13,300 * Opko Health, Inc 29
578 * OptimizeRx Corp 8
3,932 * Option Care Health, Inc 128
2,181 * OraSure Technologies, Inc 11
945 * Orthofix Medical Inc 17
357 * OrthoPediatrics Corp 16
1,325 * Outset Medical, Inc 29
2,217 * Owens & Minor, Inc 42
5,953 * P3 Health Partners, Inc 18
1,177 * Paragon 28, Inc 21
1,971 Patterson Cos, Inc 66
942 * Pennant Group, Inc 12
1,020 * Penumbra, Inc 351
619 * PetIQ, Inc 9
1,246 * Phreesia, Inc 39
2,266 Premier, Inc 63
1,116 * Privia Health Group, Inc 29
670 * PROCEPT BioRobotics Corp 24
1,851 * Progyny, Inc 73
3,887 * Project Roadrunner Parent, Inc 72
711 * Pulmonx Corp 9
4,112 * Pulse Biosciences, Inc 30
2,885 Quest Diagnostics, Inc 405
1,394 * QuidelOrtho Corp 115
1,510 * RadNet, Inc 49
3,849 Resmed, Inc 841
558 * RxSight, Inc 16
1,342 * Schrodinger, Inc 67
3,129 Select Medical Holdings Corp 100
8,181 * Sharecare, Inc 14
996 * Shockwave Medical Inc 284
815 * SI-BONE, Inc 22
775 * Sight Sciences, Inc 6
987 * Silk Road Medical Inc 32
414 Simulations Plus, Inc 18
1,339 * Staar Surgical Co 70
2,725 STERIS plc 613
9,515 Stryker Corp 2,903
1,791 * Surgery Partners, Inc 81
516 * SurModics, Inc 16
468 * Tactile Systems Technology, Inc 12
1,948 * Tandem Diabetes Care, Inc 48
4,752 * Teladoc, Inc 120
1,270 Teleflex, Inc 307
2,691 * Tenet Healthcare Corp 219
604 * Transmedics Group, Inc 51
803 * Treace Medical Concepts, Inc 21
226 * UFP Technologies, Inc 44
24,906 UnitedHealth Group, Inc 11,971
1,745 Universal Health Services, Inc (Class B) 275
468 US Physical Therapy, Inc 57
149 Utah Medical Products, Inc 14
1,492 * Varex Imaging Corp 35
3,877 * Veeva Systems, Inc 767
5,433 * VG Acquisition Corp 9
1,334 * Vicarious Surgical, Inc 2

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,498 Zimmer Biomet Holdings, Inc $ 800
2,080 * Zimvie, Inc 23
1,048 *,e Zynex Inc 10
TOTAL HEALTH CARE EQUIPMENT & SERVICES 65,963
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
2,708 *,e Beauty Health Co 23
3,638 * BellRing Brands, Inc 133
400 * Central Garden & Pet Co 15
1,366 * Central Garden and Pet Co (Class A) 50
6,646 Church & Dwight Co, Inc 666
3,351 Clorox Co 533
22,002 Colgate-Palmolive Co 1,695
9,161 * Coty, Inc 113
1,561 Edgewell Personal Care Co 64
1,333 * elf Beauty, Inc 152
2,086 Energizer Holdings, Inc 70
6,239 Estee Lauder Cos (Class A) 1,225
2,976 * Herbalife Nutrition Ltd 39
625 Inter Parfums, Inc 85
8,919 Kimberly-Clark Corp 1,231
366 Medifast, Inc 34
537 * Nature's Sunshine Products, Inc 7
1,594 Nu Skin Enterprises, Inc (Class A) 53
3,350 * Olaplex Holdings, Inc 12
63,062 Procter & Gamble Co 9,569
1,260 Reynolds Consumer Products, Inc 36
1,088 Spectrum Brands Holdings, Inc 85
426 * USANA Health Sciences, Inc 27
443 WD-40 Co 84
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,001
INSURANCE - 2.1%
16,114 Aflac, Inc 1,125
7,026 Allstate Corp 766
1,747 * AMBAC Financial Group, Inc 25
1,719 American Equity Investment Life Holding Co 90
1,947 American Financial Group, Inc 231
19,651 American International Group, Inc 1,131
751 Amerisafe, Inc 40
5,446 Aon plc 1,880
9,860 * Arch Capital Group Ltd 738
1,084 Argo Group International Holdings Ltd 32
5,662 Arthur J. Gallagher & Co 1,243
1,574 Assurant, Inc 198
1,075 Assured Guaranty Ltd 60
2,014 Axis Capital Holdings Ltd 108
1,542 * Brighthouse Financial, Inc 73
6,379 Brown & Brown, Inc 439
1,510 * BRP Group, Inc 37
11,054 Chubb Ltd 2,129
4,237 Cincinnati Financial Corp 412
864 CNA Financial Corp 33
2,368 Conseco, Inc 56
406 Donegal Group, Inc (Class A) 6
746 * eHealth, Inc 6
1,061 Employers Holdings, Inc 40
317 * Enstar Group Ltd 77
1,128 Everest Re Group Ltd 386
496 F&G Annuities & Life, Inc 12
6,359 Fidelity National Financial Inc 229
2,961 First American Financial Corp 169

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
9,101 * Genworth Financial, Inc (Class A) $ 45
2,420 Globe Life, Inc 265
1,239 * GoHealth, Inc 24
512 * Goosehead Insurance, Inc 32
621 * Greenlight Capital Re Ltd (Class A) 7
923 Hanover Insurance Group, Inc 104
8,456 Hartford Financial Services Group, Inc 609
290 e HCI Group, Inc 18
348 *,e Hippo Holdings, Inc 6
530 Horace Mann Educators Corp 16
62 Investors Title Co 9
865 James River Group Holdings Ltd 16
1,556 Kemper Corp 75
544 Kinsale Capital Group, Inc 204
1,146 * Lemonade, Inc 19
4,396 Lincoln National Corp 113
4,829 Loews Corp 287
362 * Markel Corp 501
13,134 Marsh & McLennan Cos, Inc 2,470
2,049 * MBIA, Inc 18
754 Mercury General Corp 23
17,340 Metlife, Inc 980
92 National Western Life Group, Inc 38
394 * NI Holdings, Inc 6
7,499 Old Republic International Corp 189
3,765 * Oscar Health, Inc 30
682 * Palomar Holdings, Inc 40
1,013 Primerica, Inc 200
6,488 Principal Financial Group 492
1,956 ProAssurance Corp 29
15,657 Progressive Corp 2,073
9,827 Prudential Financial, Inc 867
1,767 Reinsurance Group of America, Inc (Class A) 245
1,234 RenaissanceRe Holdings Ltd 230
1,226 RLI Corp 167
2,077 * Ryan Specialty Group Holdings, Inc 93
192 Safety Insurance Group, Inc 14
1,549 Selective Insurance Group, Inc 149
2,745 * SiriusPoint Ltd 25
815 Stewart Information Services Corp 34
1,255 Tiptree Inc 19
6,173 Travelers Cos, Inc 1,072
1,119 *,e Trupanion, Inc 22
844 United Fire Group Inc 19
1,340 Universal Insurance Holdings, Inc 21
4,932 Unum Group 235
5,570 W.R. Berkley Corp 332
77 White Mountains Insurance Group Ltd 107
2,905 Willis Towers Watson plc 684
TOTAL INSURANCE 25,044
MATERIALS - 2.8%
675 * 5E Advanced Materials, Inc 2
889 AdvanSix, Inc 31
5,877 Air Products & Chemicals, Inc 1,760
3,077 Albemarle Corp 686
5,296 Alcoa Corp 180
3,295 * Allegheny Technologies, Inc 146
300 Alpha Metallurgical Resources, Inc 49
38,503 Amcor plc 384
1,143 American Vanguard Corp 20
1,717 Aptargroup, Inc 199

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,870 * Arconic Corp $ 85
716 *,† Ardagh Group S.A. 4
4,201 e Ardagh Metal Packaging S.A. 16
1,363 Ashland Global Holdings, Inc 118
562 * Aspen Aerogels, Inc 4
2,163 Avery Dennison Corp 372
2,934 Avient Corp 120
5,815 * Axalta Coating Systems Ltd 191
794 Balchem Corp 107
8,256 Ball Corp 481
2,865 Berry Global Group, Inc 184
1,280 Cabot Corp 86
1,242 Carpenter Technology Corp 70
2,649 Celanese Corp (Series A) 307
1,274 * Century Aluminum Co 11
5,564 CF Industries Holdings, Inc 386
284 Chase Corp 34
4,211 Chemours Co 155
623 * Clearwater Paper Corp 20
13,598 * Cleveland-Cliffs, Inc 228
6,825 * Coeur Mining, Inc 19
2,958 Commercial Metals Co 156
1,021 Compass Minerals International, Inc 35
3,240 * Constellium SE 56
19,447 Corteva, Inc 1,114
2,839 Crown Holdings, Inc 247
1,980 *,e Danimer Scientific, Inc 5
1,798 * Diversey Holdings Ltd 15
19,213 Dow, Inc 1,023
12,301 DuPont de Nemours, Inc 879
983 Eagle Materials, Inc 183
3,088 Eastman Chemical Co 259
6,584 Ecolab, Inc 1,229
6,085 Element Solutions, Inc 117
3,271 FMC Corp 341
37,737 Freeport-McMoRan, Inc (Class B) 1,510
954 FutureFuel Corp 8
41,078 *,e Ginkgo Bioworks Holdings, Inc 76
1,827 Glatfelter Corp 6
7,879 Graphic Packaging Holding Co 189
985 Greif, Inc (Class A) 68
203 Greif, Inc (Class B) 16
1,239 H.B. Fuller Co 89
754 Hawkins, Inc 36
501 Haynes International, Inc 25
16,414 Hecla Mining Co 85
4,964 Huntsman Corp 134
5,121 *,e i-80 Gold Corp 12
915 * Ingevity Corp 53
872 Innospec, Inc 88
6,858 International Flavors & Fragrances, Inc 546
9,279 International Paper Co 295
362 * Intrepid Potash, Inc 8
1,480 * Ivanhoe Electric, Inc 19
443 Kaiser Aluminum Corp 32
1,339 * Knife River Corp 58
850 Koppers Holdings, Inc 29
893 Kronos Worldwide, Inc 8
13,140 Linde plc 5,007
4,445 * Livent Corp 122
1,747 Louisiana-Pacific Corp 131
952 * LSB Industries, Inc 9

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,951 LyondellBasell Industries NV $ 638
1,654 Martin Marietta Materials, Inc 764
467 Materion Corp 53
838 Minerals Technologies, Inc 48
9,024 Mosaic Co 316
2,475 * MP Materials Corp 57
871 Myers Industries, Inc 17
126 NewMarket Corp 51
21,581 Newmont Goldcorp Corp 921
8,146 * Novagold Resources Inc 33
6,740 Nucor Corp 1,105
3,476 * O-I Glass, Inc 74
3,441 Olin Corp 177
395 Olympic Steel, Inc 19
2,691 *,e Origin Materials, Inc 11
2,087 Orion Engineered Carbons SA 44
2,401 Packaging Corp of America 317
728 Pactiv Evergreen, Inc 6
3,762 * Perimeter Solutions S.A. 23
464 * Piedmont Lithium, Inc 27
6,211 PPG Industries, Inc 921
890 * PQ Group Holdings, Inc 10
2,909 *,e PureCycle Technologies, Inc 31
452 Quaker Chemical Corp 88
128 * Ramaco Resources, Inc 1
646 Ramaco Resources, Inc 5
821 * Ranpak Holdings Corp 4
1,744 * Rayonier Advanced Materials, Inc 7
1,532 Reliance Steel & Aluminum Co 416
1,819 Royal Gold, Inc 209
3,517 RPM International, Inc 316
592 Ryerson Holding Corp 26
941 Schnitzer Steel Industries, Inc (Class A) 28
1,637 Schweitzer-Mauduit International, Inc 25
1,142 Scotts Miracle-Gro Co (Class A) 72
4,411 Sealed Air Corp 176
1,015 Sensient Technologies Corp 72
6,432 Sherwin-Williams Co 1,708
1,821 Silgan Holdings, Inc 85
2,707 Sonoco Products Co 160
2,484 Southern Copper Corp 178
5,527 e SSR Mining, Inc 78
4,300 Steel Dynamics, Inc 468
479 Stepan Co 46
3,454 * Summit Materials, Inc 131
2,524 SunCoke Energy, Inc 20
905 Sylvamo Corp 37
1,535 * TimkenSteel Corp 33
1,164 Tredegar Corp 8
1,789 Trimas Corp 49
857 Trinseo plc 11
3,174 Tronox Holdings plc 40
66 United States Lime & Minerals, Inc 14
5,821 United States Steel Corp 146
4,362 Valvoline, Inc 164
3,538 Vulcan Materials Co 798
1,235 Warrior Met Coal, Inc 48
886 Westlake Chemical Corp 106
6,785 WestRock Co 197
858 Worthington Industries, Inc 60
TOTAL MATERIALS 32,466

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
MEDIA & ENTERTAINMENT - 6.9%
20,583 Activision Blizzard, Inc $ 1,735
1,783 * Advantage Solutions, Inc 4
159,179 * Alphabet, Inc (Class A) 19,054
137,950 * Alphabet, Inc (Class C) 16,688
12,774 *,e AMC Entertainment Holdings, Inc 56
921 * AMC Networks, Inc 11
353 * Boston Omaha Corp 7
2,348 * Bumble, Inc 39
163 Cable One, Inc 107
2,709 * Cargurus, Inc 61
2,223 * Cars.com, Inc 44
2,810 * Charter Communications, Inc 1,032
3,434 * Cinemark Holdings, Inc 57
10,518 * Clear Channel 14
110,770 Comcast Corp (Class A) 4,602
46 * Daily Journal Corp 13
6,813 * DISH Network Corp (Class A) 45
7,310 Electronic Arts, Inc 948
2,637 Entravision Communications Corp (Class A) 12
2,165 * Eventbrite Inc 21
452 * EverQuote Inc 3
1,941 * EW Scripps Co (Class A) 18
7,555 Fox Corp (Class A) 257
3,832 Fox Corp (Class B) 122
4,050 * Gannett Co, Inc 9
2,117 Gray Television, Inc 17
2,290 * IAC 144
1,677 * Imax Corp 28
1,209 * Integral Ad Science Holding Corp 22
10,115 Interpublic Group of Cos, Inc 390
1,411 John Wiley & Sons, Inc (Class A) 48
428 * Liberty Braves Group (Class A) 18
1,434 * Liberty Braves Group (Class C) 57
661 * Liberty Broadband Corp (Class A) 53
3,122 * Liberty Broadband Corp (Class C) 250
300 * Liberty Media Group (Class A) 20
5,333 * Liberty Media Group (Class C) 401
1,910 * Liberty SiriusXM Group (Class A) 63
4,032 * Liberty SiriusXM Group (Class C) 132
2,000 * Lions Gate Entertainment Corp (Class A) 18
3,835 * Lions Gate Entertainment Corp (Class B) 32
4,246 * Live Nation, Inc 387
456 Madison Square Garden Co 86
832 * Madison Square Garden Entertainment Corp 28
832 * Madison Square Garden Entertainment Corp 23
3,683 * Magnite, Inc 50
736 Marcus Corp 11
7,483 * Match Group, Inc 313
584 * MediaAlpha, Inc 6
59,249 * Meta Platforms, Inc 17,003
11,790 * Netflix, Inc 5,193
4,377 New York Times Co (Class A) 172
10,391 News Corp (Class A) 203
3,112 News Corp (Class B) 61
1,008 Nexstar Media Group Inc 168
3,861 * Nextdoor Holdings, Inc 13
5,538 Omnicom Group, Inc 527
244 Paramount Global (Class A) 5
16,396 Paramount Global (Class B) 261
16,205 * Pinterest, Inc 443
2,020 * Playstudios, Inc 10

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,676 * Playtika Holding Corp $ 31
1,094 * PubMatic, Inc 20
1,192 * QuinStreet, Inc 11
2,851 * Quotient Technology, Inc 11
12,415 * ROBLOX Corp 500
3,467 * Roku, Inc 222
1,096 Scholastic Corp 43
719 Shutterstock, Inc 35
132 Sinclair, Inc 2
16,700 e Sirius XM Holdings, Inc 76
3,688 * Spotify Technology S.A. 592
1,585 * Stagwell, Inc 11
4,405 * Take-Two Interactive Software, Inc 648
708 * TechTarget, Inc 22
5,789 TEGNA, Inc 94
612 * Thryv Holdings, Inc 15
11,978 * Trade Desk, Inc 925
2,932 * TripAdvisor, Inc 48
2,406 * TrueCar, Inc 5
3,939 * Vimeo, Inc 16
48,999 * Walt Disney Co 4,375
59,079 * Warner Bros Discovery, Inc 741
1,263 * WideOpenWest, Inc 11
1,153 World Wrestling Entertainment, Inc (Class A) 125
2,109 * Yelp, Inc 77
1,245 * Ziff Davis Inc 87
1,977 * ZipRecruiter, Inc 35
7,616 * ZoomInfo Technologies, Inc 193
TOTAL MEDIA & ENTERTAINMENT 80,586
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
2,501 * 10X Genomics, Inc 140
702 * 2seventy bio, Inc 7
524 * 4D Molecular Therapeutics, Inc 9
1,639 * 89bio, Inc 31
382 * Aadi Bioscience, Inc 3
47,269 AbbVie, Inc 6,369
3,739 * Acadia Pharmaceuticals, Inc 90
1,604 * Aclaris Therapeutics, Inc 17
3,224 * Adaptive Biotechnologies Corp 22
546 *,e Adicet Bio, Inc 1
4,828 * ADMA Biologics, Inc 18
5,844 * Agenus, Inc 9
7,906 Agilent Technologies, Inc 951
1,876 * Agios Pharmaceuticals, Inc 53
1,191 * Akero Therapeutics, Inc 56
1,235 * Aldeyra Therapeutics, Inc 10
1,504 * Alector, Inc 9
4,357 * Alkermes plc 136
2,417 * Allogene Therapeutics, Inc 12
845 *,e Allovir, Inc 3
3,356 * Alnylam Pharmaceuticals, Inc 637
515 * ALX Oncology Holdings, Inc 4
14,309 Amgen, Inc 3,177
8,241 * Amicus Therapeutics, Inc 104
2,888 * Amneal Pharmaceuticals, Inc 9
1,331 * Amphastar Pharmaceuticals, Inc 76
1,371 * Amylyx Pharmaceuticals, Inc 30
679 * AnaptysBio, Inc 14
1,840 *,e Anavex Life Sciences Corp 15
292 * ANI Pharmaceuticals, Inc 16
566 * Anika Therapeutics, Inc 15

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,332 * Annexon, Inc $ 26
2,514 * Apellis Pharmaceuticals, Inc 229
2,291 * Arbutus Biopharma Corp 5
798 * Arcellx, Inc 25
625 * Arcturus Therapeutics Holdings, Inc 18
1,321 * Arcus Biosciences, Inc 27
782 * Arcutis Biotherapeutics, Inc 7
5,648 * Ardelyx, Inc 19
3,104 * Arrowhead Pharmaceuticals Inc 111
1,292 * Arvinas, Inc 32
2,552 * Astria Therapeutics, Inc 21
1,878 * Atea Pharmaceuticals, Inc 7
478 * Aura Biosciences, Inc 6
3,648 * Aurinia Pharmaceuticals, Inc 35
17,155 * Avantor, Inc 352
1,798 * Avid Bioservices, Inc 25
1,307 * Avidity Biosciences, Inc 14
854 *,e Axsome Therapeutics, Inc 61
1,758 * Beam Therapeutics, Inc 56
6,511 * BioAtla, Inc 20
5,428 * BioCryst Pharmaceuticals, Inc 38
3,791 * Biogen, Inc 1,080
867 * Biohaven Ltd 21
681 * BioLife Solutions Inc 15
5,199 * BioMarin Pharmaceutical, Inc 451
527 * Biomea Fusion, Inc 12
626 * Bio-Rad Laboratories, Inc (Class A) 237
4,452 Bio-Techne Corp 363
2,108 *,e Bluebird Bio, Inc 7
1,758 * Blueprint Medicines Corp 111
3,248 * Bridgebio Pharma, Inc 56
56,308 Bristol-Myers Squibb Co 3,601
2,116 * Brooks Automation, Inc 99
2,841 Bruker BioSciences Corp 210
2,012 * Cabaletta Bio, Inc 26
1,052 * Cara Therapeutics, Inc 3
1,462 * CareDx, Inc 12
1,471 * Caribou Biosciences, Inc 6
2,907 Carisma Therapeutics, Inc 25
1,147 *,e Cassava Sciences, Inc 28
4,893 * Catalent, Inc 212
1,670 * Catalyst Pharmaceuticals, Inc 22
1,296 * Celldex Therapeutics, Inc 44
298 * Century Therapeutics, Inc 1
1,443 * Cerevel Therapeutics Holdings, Inc 46
1,399 * Charles River Laboratories International, Inc 294
1,163 * Chinook Therapeutics, Inc 45
1,647 * Codexis, Inc 5
1,061 * Cogent Biosciences, Inc 13
2,173 *,e Coherus Biosciences, Inc 9
877 * Collegium Pharmaceutical, Inc 19
7,441 * Compass Therapeutics, Inc 24
2,558 * Corcept Therapeutics, Inc 57
1,406 * Crinetics Pharmaceuticals, Inc 25
1,192 * CryoPort, Inc 21
660 * Cullinan Oncology, Inc 7
2,602 * Cymabay Therapeutics, Inc 28
3,007 * Cytek Biosciences, Inc 26
2,182 * Cytokinetics, Inc 71
17,627 Danaher Corp 4,230
731 * Day One Biopharmaceuticals, Inc 9
1,209 * Deciphera Pharmaceuticals, Inc 17

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,697 * Denali Therapeutics, Inc $ 80
890 *,e Design Therapeutics, Inc 6
755 * DICE Therapeutics, Inc 35
472 *,e Disc Medicine, Inc 21
3,515 * Dynavax Technologies Corp 45
858 * Dyne Therapeutics, Inc 10
323 * Eagle Pharmaceuticals, Inc 6
262 * Edgewise Therapeutics, Inc 2
2,042 * Editas Medicine, Inc 17
12,879 * Elanco Animal Health, Inc 130
22,715 Eli Lilly & Co 10,653
648 * Enanta Pharmaceuticals, Inc 14
619 * Enliven Therapeutics, Inc 13
1,666 *,e Entrada Therapeutics, Inc 25
3,632 * EQRx, Inc 7
2,249 * Erasca, Inc 6
702 * Evolus, Inc 5
4,622 * Exact Sciences Corp 434
9,139 * Exelixis, Inc 175
4,226 * EyePoint Pharmaceuticals, Inc 37
2,380 * Fate Therapeutics, Inc 11
505 * Foghorn Therapeutics, Inc 4
1,233 * Generation Bio Co 7
12,566 * Geron Corp 40
33,479 Gilead Sciences, Inc 2,580
10,246 * Gritstone Oncology, Inc 20
3,934 * Halozyme Therapeutics, Inc 142
588 * Harmony Biosciences Holdings, Inc 21
690 * Harrow Health, Inc 13
5,915 * Horizon Therapeutics Plc 608
2,179 * ICON plc 545
278 * Icosavax, Inc 3
950 * Ideaya Biosciences, Inc 22
229 *,e IGM Biosciences, Inc 2
3,754 * Ikena Oncology, Inc 25
4,268 * Illumina, Inc 800
2,190 * Immuneering Corp 22
10,790 * ImmunityBio, Inc 30
5,543 * Immunogen, Inc 105
1,107 * Immunovant, Inc 21
5,156 * Incyte Corp 321
813 * Inhibrx, Inc 21
2,407 * Innoviva, Inc 31
4,356 * Inozyme Pharma, Inc 24
3,278 * Insmed, Inc 69
2,093 * Intellia Therapeutics, Inc 85
836 * Intercept Pharmaceuticals, Inc 9
2,522 * Intra-Cellular Therapies, Inc 160
4,151 * Ionis Pharmaceuticals, Inc 170
4,447 * Iovance Biotherapeutics, Inc 31
4,962 * IQVIA Holdings, Inc 1,115
4,209 * Ironwood Pharmaceuticals, Inc 45
572 * iTeos Therapeutics, Inc 8
3,665 * IVERIC bio, Inc 144
258 * Janux Therapeutics, Inc 3
1,671 * Jazz Pharmaceuticals plc 207
69,675 Johnson & Johnson 11,533
487 * KalVista Pharmaceuticals Inc 4
951 * Karuna Therapeutics, Inc 206
2,103 * Karyopharm Therapeutics, Inc 4
400 * Keros Therapeutics, Inc 16
1,311 * Kezar Life Sciences, Inc 3

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
706 * Kiniksa Pharmaceuticals Ltd $ 10
988 * Kodiak Sciences, Inc 7
486 * Krystal Biotech Inc 57
1,654 * Kura Oncology, Inc 17
969 * Kymera Therapeutics, Inc 22
1,763 *,e Lexicon Pharmaceuticals, Inc 4
484 * Ligand Pharmaceuticals, Inc (Class B) 35
1,283 * Liquidia Corp 10
4,069 *,e Lyell Immunopharma, Inc 13
1,721 * MacroGenics, Inc 9
275 * Madrigal Pharmaceuticals, Inc 64
7,710 * MannKind Corp 31
3,088 * Maravai LifeSciences Holdings, Inc 38
1,321 * Marinus Pharmaceuticals, Inc 14
2,546 * MaxCyte, Inc 12
647 * Medpace Holdings, Inc 155
548 * MeiraGTx Holdings plc 4
68,111 Merck & Co, Inc 7,859
1,994 * Mersana Therapeutics, Inc 7
602 * Mettler-Toledo International, Inc 790
3,231 * MiMedx Group, Inc 21
1,197 * Mirati Therapeutics, Inc 43
392 * Mirum Pharmaceuticals, Inc 10
8,967 * Moderna, Inc 1,089
213 * Monte Rosa Therapeutics, Inc 1
597 * Morphic Holding, Inc 34
2,502 * Myriad Genetics, Inc 58
1,328 * NanoString Technologies, Inc 5
2,327 * Natera, Inc 113
2,550 * Neurocrine Biosciences, Inc 240
761 * NGM Biopharmaceuticals Inc 2
881 * Nkarta, Inc 2
2,168 *,e Novavax, Inc 16
1,379 * Nurix Therapeutics, Inc 14
786 * Nuvalent, Inc 33
4,458 * Nuvation Bio, Inc 8
1,389 * Nuvectis Pharma, Inc 22
2,221 * Ocular Therapeutix, Inc 11
2,938 * Olema Pharmaceuticals, Inc 27
3,975 * Omeros Corp 22
183 *,† OmniAb, Inc 0
2,371 * OmniAb, Inc 12
183 *,† OmniAb, Inc 0
1,103 * Organogenesis Holdings Inc 4
6,992 Organon & Co 145
2,475 *,e Outlook Therapeutics, Inc 4
5,816 * Pacific Biosciences of California, Inc 77
1,343 * Pacira BioSciences Inc 54
3,578 PerkinElmer, Inc 425
4,000 Perrigo Co plc 136
151,351 Pfizer, Inc 5,552
575 *,e Phathom Pharmaceuticals, Inc 8
720 Phibro Animal Health Corp 10
1,499 * Pliant Therapeutics, Inc 27
754 * PMV Pharmaceuticals, Inc 5
2,006 * Point Biopharma Global, Inc 18
10,461 * Poseida Therapeutics, Inc 18
2,435 *,e Precigen, Inc 3
1,585 * Prestige Consumer Healthcare, Inc. 94
1,074 * Prime Medicine, Inc 16
1,636 * ProKidney Corp 18
1,206 * Protagonist Therapeutics, Inc 33

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,062 * Protalix BioTherapeutics, Inc $ 22
1,011 * Prothena Corp plc 69
2,011 * PTC Therapeutics, Inc 82
6,175 * QIAGEN NV 278
914 * Quanterix Corp 21
2,497 * Quantum-Si, Inc 4
3,157 * Rallybio Corp 18
524 * RAPT Therapeutics, Inc 10
815 * Reata Pharmaceuticals, Inc 83
3,244 *,e Recursion Pharmaceuticals, Inc 24
2,791 * Regeneron Pharmaceuticals, Inc 2,005
1,062 * REGENXBIO, Inc 21
2,088 * Relay Therapeutics, Inc 26
3,329 * Reneo Pharmaceuticals, Inc 22
1,598 * Repligen Corp 226
699 * Replimune Group, Inc 16
2,003 * Revance Therapeutics, Inc 51
1,744 * REVOLUTION Medicines, Inc 47
1,363 * Rhythm Pharmaceuticals, Inc 22
4,657 * Rigel Pharmaceuticals, Inc 6
1,412 * Rocket Pharmaceuticals, Inc 28
6,527 * Roivant Sciences Ltd 66
10,105 Royalty Pharma plc 311
1,665 * Sage Therapeutics, Inc 78
2,386 *,e Sana Biotechnology, Inc 14
3,362 * Sangamo Therapeutics Inc 4
2,419 * Sarepta Therapeutics, Inc 277
3,671 * Seagen, Inc 707
1,126 * Seer, Inc 5
2,061 *,e Seres Therapeutics, Inc 10
1,913 SIGA Technologies, Inc 10
3,798 * SomaLogic, Inc 9
1,610 *,† Sorrento Therapeutics, Inc 8
2,303 * Sotera Health Co 43
843 * SpringWorks Therapeutics, Inc 22
519 * Stoke Therapeutics, Inc 6
10,163 * Summit Therapeutics, Inc 26
1,648 * Supernus Pharmaceuticals, Inc 50
1,211 * Sutro Biopharma, Inc 6
1,544 * Syndax Pharmaceuticals, Inc 32
3,059 * Syneos Health, Inc 129
1,233 * Tango Therapeutics, Inc 4
197 * Tarsus Pharmaceuticals, Inc 4
285 * Tenaya Therapeutics, Inc 2
1,158 * Terns Pharmaceuticals, Inc 10
3,788 * TG Therapeutics, Inc 94
1,625 *,e Theravance Biopharma, Inc 17
10,334 Thermo Fisher Scientific, Inc 5,392
1,469 * Travere Therapeutics, Inc 23
9,226 * Trevi Therapeutics, Inc 22
1,447 * Twist Bioscience Corp 30
1,912 * Ultragenyx Pharmaceutical, Inc 88
1,221 * United Therapeutics Corp 270
1,691 * Vanda Pharmaceuticals, Inc 11
2,438 * Vaxcyte, Inc 122
1,336 * Ventyx Biosciences, Inc 44
2,036 * Vera Therapeutics, Inc 33
1,983 * Veracyte, Inc 51
1,345 * Vericel Corp 51
6,857 * Vertex Pharmaceuticals, Inc 2,413
1,017 * Verve Therapeutics, Inc 19
31,825 Viatris, Inc 318

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,372 * Vigil Neuroscience, Inc $ 22
2,550 * Viking Therapeutics, Inc 41
1,798 * Vir Biotechnology, Inc 44
699 * Viridian Therapeutics, Inc 17
842 * Voyager Therapeutics, Inc 10
1,621 * Waters Corp 432
1,965 West Pharmaceutical Services, Inc 752
12,196 * X4 Pharmaceuticals, Inc 24
1,460 * Xencor, Inc 36
3,592 * Xeris Biopharma Holdings, Inc 9
959 * Y-mAbs Therapeutics, Inc 7
975 * Zentalis Pharmaceuticals, Inc 27
12,397 Zoetis, Inc 2,135
1,416 * Zymeworks, Inc 12
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 90,784
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,201 * American Realty Investors, Inc 26
8,388 * CBRE Group, Inc 677
7,243 * Compass, Inc 25
3,593 * Cushman & Wakefield plc 29
3,807 e DigitalBridge Group, Inc 56
2,105 Douglas Elliman, Inc 5
1,858 e eXp World Holdings Inc 38
400 * Forestar Group, Inc 9
309 * FRP Holdings, Inc 18
908 * Howard Hughes Corp 72
1,238 * Jones Lang LaSalle, Inc 193
2,815 Kennedy-Wilson Holdings, Inc 46
569 Marcus & Millichap, Inc 18
4,328 Newmark Group, Inc 27
15,891 *,e Opendoor Technologies, Inc 64
732 Re/Max Holdings, Inc 14
3,279 * Realogy Holdings Corp 22
3,100 *,e Redfin Corp 38
283 RMR Group, Inc 7
1,023 St. Joe Co 49
134 Stratus Properties, Inc 3
834 * Tejon Ranch Co 14
1,079 * Zillow Group, Inc (Class A) 53
3,952 * Zillow Group, Inc (Class C) 199
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,702
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
1,170 * ACM Research, Inc 15
42,939 * Advanced Micro Devices, Inc 4,891
686 * Aehr Test Systems 28
1,709 * Allegro MicroSystems, Inc 77
844 * Alpha & Omega Semiconductor Ltd 28
1,114 * Ambarella, Inc 93
2,094 Amkor Technology, Inc 62
13,635 Analog Devices, Inc 2,656
22,472 Applied Materials, Inc 3,248
534 *,e Atomera, Inc 5
865 * Axcelis Technologies, Inc 159
10,932 Broadcom, Inc 9,483
839 * Ceva, Inc 21
1,382 * Cirrus Logic, Inc 112
1,495 * Cohu, Inc 62
2,566 * Credo Technology Group Holding Ltd 44
1,395 * Diodes, Inc 129
3,576 * Enphase Energy, Inc 599

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,906 Entegris, Inc $ 433
2,775 * First Solar, Inc 527
2,364 * Formfactor, Inc 81
2,099 *,e GLOBALFOUNDRIES, Inc 136
660 * Ichor Holdings Ltd 25
705 * Impinj, Inc 63
2,443 * indie Semiconductor, Inc 23
111,333 Intel Corp 3,723
3,674 KLA Corp 1,782
1,055 Kulicke & Soffa Industries, Inc 63
3,602 Lam Research Corp 2,316
3,496 * Lattice Semiconductor Corp 336
1,568 * MACOM Technology Solutions Holdings, Inc 103
22,675 Marvell Technology, Inc 1,355
669 * Maxeon Solar Technologies Ltd 19
2,280 * MaxLinear, Inc 72
14,376 Microchip Technology, Inc 1,288
29,262 Micron Technology, Inc 1,847
1,776 MKS Instruments, Inc 192
1,248 Monolithic Power Systems, Inc 674
1,345 * Nanometrics, Inc 157
2,707 * Navitas Semiconductor Corp 28
127 NVE Corp 12
63,648 NVIDIA Corp 26,924
11,449 * ON Semiconductor Corp 1,083
1,181 * PDF Solutions, Inc 53
1,824 * Photronics, Inc 47
1,723 Power Integrations, Inc 163
2,665 * Qorvo, Inc 272
30,032 QUALCOMM, Inc 3,575
2,675 * Rambus, Inc 172
1,942 * Semtech Corp 49
899 * Silicon Laboratories, Inc 142
434 * SiTime Corp 51
4,247 Skyworks Solutions, Inc 470
988 * SMART Global Holdings, Inc 29
1,111 * Synaptics, Inc 95
4,246 Teradyne, Inc 473
24,226 Texas Instruments, Inc 4,361
1,266 * Ultra Clean Holdings 49
1,248 Universal Display Corp 180
1,051 * Veeco Instruments, Inc 27
3,166 * Wolfspeed, Inc 176
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 75,358
SOFTWARE & SERVICES - 11.5%
3,462 * 8x8, Inc 15
1,883 A10 Networks, Inc 27
16,964 Accenture plc 5,235
3,560 * ACI Worldwide, Inc 82
2,653 Adeia, Inc 29
12,289 * Adobe, Inc 6,009
675 * Agilysys, Inc 46
4,169 * Akamai Technologies, Inc 375
1,443 * Alarm.com Holdings, Inc 75
785 * Alkami Technology, Inc 13
1,317 * Altair Engineering, Inc 100
1,733 * Alteryx, Inc 79
2,995 Amdocs Ltd 296
1,091 American Software, Inc (Class A) 11
1,464 * Amplitude, Inc 16
2,259 * Ansys, Inc 746

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
538 * Appfolio, Inc $ 93
1,178 * Appian Corp 56
1,825 * Applied Blockchain, Inc 17
6,361 * AppLovin Corp 164
2,178 * Asana, Inc 48
744 * Aspen Technology, Inc 125
3,959 * Atlassian Corp 664
5,779 * Autodesk, Inc 1,182
2,977 * AvePoint, Inc 17
5,140 Bentley Systems, Inc 279
1,735 * BigCommerce Holdings, Inc 17
2,787 * Bill.Com Holdings, Inc 326
4,272 * Black Knight, Inc 255
1,447 * Blackbaud, Inc 103
1,613 * Blackline, Inc 87
3,187 * Box, Inc 94
916 * Braze, Inc 40
1,247 * Brightcove, Inc 5
1,740 *,e C3.ai, Inc 63
7,246 * Cadence Design Systems, Inc 1,699
5,023 * CCC Intelligent Solutions Holdings, Inc 56
1,164 * Cerence Inc 34
3,791 * Ceridian HCM Holding, Inc 254
1,162 *,e Cleanspark, Inc 5
1,700 Clear Secure, Inc 39
7,836 * Cloudflare, Inc 512
13,421 Cognizant Technology Solutions Corp (Class A) 876
1,426 * Commvault Systems, Inc 104
4,952 * Confluent, Inc 175
415 * Consensus Cloud Solutions, Inc 13
711 * Couchbase, Inc 11
5,739 * Crowdstrike Holdings, Inc 843
713 * CS Disco, Inc 6
7,266 * Datadog, Inc 715
574 *,e Digimarc Corp 17
2,598 * Digital Turbine, Inc 24
2,085 *,e DigitalOcean Holdings, Inc 84
4,999 * DocuSign, Inc 255
1,364 Dolby Laboratories, Inc (Class A) 114
816 * Domo, Inc 12
3,008 * DoubleVerify Holdings, Inc 117
6,902 * Dropbox, Inc 184
5,390 * DXC Technology Co 144
5,589 * Dynatrace, Inc 288
5,822 *,e E2open Parent Holdings, Inc 33
927 Ebix, Inc 23
648 * eGain Corp 5
2,086 * Elastic NV 134
553 * Enfusion, Inc 6
742 * EngageSmart, Inc 14
1,657 * Envestnet, Inc 98
1,494 * EPAM Systems, Inc 336
1,144 * Everbridge, Inc 31
918 * EverCommerce, Inc 11
1,465 * Expensify, Inc 12
657 * Fair Isaac Corp 532
3,179 * Fastly, Inc 50
2,029 * Five9, Inc 167
1,001 * ForgeRock, Inc 21
17,582 * Fortinet, Inc 1,329
4,300 * Freshworks, Inc 76
2,016 * Gartner, Inc 706

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,719 Gen Digital, Inc $ 292
1,307 * Gitlab, Inc 67
1,180 * Globant S.A. 212
4,292 * GoDaddy, Inc 322
1,385 * Grid Dynamics Holdings, Inc 13
2,185 * Guidewire Software, Inc 166
1,077 Hackett Group, Inc 24
2,484 * HashiCorp, Inc 65
1,223 * HubSpot, Inc 651
845 * Informatica, Inc 16
559 * Instructure Holdings, Inc 14
224 * Intapp, Inc 9
719 InterDigital, Inc 69
24,327 International Business Machines Corp 3,255
7,318 Intuit, Inc 3,353
1,710 * Jamf Holding Corp 33
5,240 * Kyndryl Holdings, Inc 70
1,949 * LiveRamp Holdings, Inc 56
1,591 * Manhattan Associates, Inc 318
4,993 *,e Marathon Digital Holdings, Inc 69
6,004 * Matterport, Inc 19
423 * MeridianLink, Inc 9
199,353 Microsoft Corp 67,888
235 *,e MicroStrategy, Inc (Class A) 80
1,253 * Mitek Systems, Inc 14
844 * Model N, Inc 30
1,823 * MongoDB, Inc 749
1,593 * N-Able, Inc 23
1,586 * nCino OpCo, Inc 48
3,958 * NCR Corp 100
1,631 * New Relic, Inc 107
5,847 * Nutanix, Inc 164
4,097 * Okta, Inc 284
2,330 * Olo, Inc 15
678 ON24, Inc 5
1,227 * OneSpan, Inc 18
40,732 Oracle Corp 4,851
2,372 * Pagerduty, Inc 53
48,659 * Palantir Technologies, Inc 746
7,973 * Palo Alto Networks, Inc 2,037
1,327 Paycom Software, Inc 426
1,163 * Paycor HCM, Inc 28
1,125 * Paylocity Holding Corp 208
1,232 Pegasystems, Inc 61
814 * Perficient, Inc 68
728 * PowerSchool Holdings, Inc 14
1,856 * Procore Technologies, Inc 121
1,155 Progress Software Corp 67
1,099 * PROS Holdings, Inc 34
2,773 * PTC, Inc 395
1,569 * Q2 Holdings, Inc 48
1,112 * Qualys, Inc 144
1,695 * Rapid7, Inc 77
992 * Rimini Street, Inc 5
2,462 * RingCentral, Inc 81
3,178 * Riot Blockchain, Inc 38
2,791 Roper Technologies, Inc 1,342
25,354 * Salesforce, Inc 5,356
766 Sapiens International Corp NV 20
4,923 * SentinelOne, Inc 74
5,426 * ServiceNow, Inc 3,049
356 * ShotSpotter, Inc 8

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,616 * Smartsheet, Inc $ 138
8,314 * Snowflake, Inc 1,463
1,484 * SolarWinds Corp 15
3,805 * SoundHound AI, Inc 17
4,224 * Splunk, Inc 448
2,308 * Sprinklr, Inc 32
1,316 * Sprout Social, Inc 61
1,093 * SPS Commerce, Inc 210
907 * Squarespace, Inc 29
4,105 * Synopsys, Inc 1,787
2,968 * Tenable Holdings, Inc 129
2,794 * Teradata Corp 149
349 *,e Tucows, Inc 10
2,008 * Turing Holding Corp 15
4,865 * Twilio, Inc 309
1,105 * Tyler Technologies, Inc 460
10,393 * UiPath, Inc 172
2,160 * Unisys Corp 9
7,691 * Unity Software, Inc 334
3,084 * Varonis Systems, Inc 82
1,365 * Verint Systems, Inc 48
2,413 * VeriSign, Inc 545
765 * Veritone, Inc 3
305 * Viant Technology, Inc 1
5,760 * VMware, Inc (Class A) 828
5,296 * Workday, Inc 1,196
1,379 * Workiva, Inc 140
1,061 * Xperi, Inc 14
2,990 * Yext, Inc 34
2,910 * Zeta Global Holdings Corp 25
6,648 * Zoom Video Communications, Inc 451
2,300 * Zscaler, Inc 336
2,992 * Zuora Inc 33
TOTAL SOFTWARE & SERVICES 134,455
TECHNOLOGY HARDWARE & EQUIPMENT - 8.4%
521 * 908 Devices, Inc 4
1,592 ADTRAN Holdings, Inc 17
1,075 Advanced Energy Industries, Inc 120
1,335 * Aeva Technologies, Inc 2
899 *,e Akoustis Technologies, Inc 3
15,524 Amphenol Corp (Class A) 1,319
399,751 Apple, Inc 77,540
6,560 * Arista Networks, Inc 1,063
2,522 * Arlo Technologies, Inc 28
1,580 * Arrow Electronics, Inc 226
223 * Aviat Networks, Inc 7
1,182 * Avid Technology, Inc 30
2,201 Avnet, Inc 111
781 Badger Meter, Inc 115
278 * Bel Fuse, Inc (Class B) 16
1,128 Belden CDT, Inc 108
1,361 Benchmark Electronics, Inc 35
1,720 * Calix, Inc 86
235 * Cambium Networks Corp 4
3,605 CDW Corp 662
4,195 * Ciena Corp 178
109,943 Cisco Systems, Inc 5,688
365 *,e Clearfield, Inc 17
4,963 Cognex Corp 278
3,492 * Coherent Corp 178
6,058 * CommScope Holding Co, Inc 34

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
784 Comtech Telecommunications Corp $ 7
20,346 Corning, Inc 713
716 * Corsair Gaming, Inc 13
1,256 CTS Corp 54
759 * Digi International, Inc 30
369 * DZS, Inc 1
1,285 * Eastman Kodak Co 6
863 * ePlus, Inc 49
2,211 * Evolv Technologies Holdings, Inc 13
4,038 * Extreme Networks, Inc 105
1,540 * F5 Networks, Inc 225
1,106 * Fabrinet 144
655 * FARO Technologies, Inc 11
3,142 *,e Harmonic, Inc 51
33,759 Hewlett Packard Enterprise Co 567
23,131 HP, Inc 710
5,792 *,e Infinera Corp 28
762 * Insight Enterprises, Inc 112
3,256 * IonQ, Inc 44
804 * IPG Photonics Corp 109
1,329 * Itron, Inc 96
3,565 Jabil Inc 385
8,971 Juniper Networks, Inc 281
4,760 * Keysight Technologies, Inc 797
1,038 * Kimball Electronics, Inc 29
3,025 * Knowles Corp 55
3,049 *,e Lightwave Logic, Inc 21
647 Littelfuse, Inc 188
1,893 *,e Lumentum Holdings, Inc 107
1,398 Methode Electronics, Inc 47
4,688 *,e Microvision, Inc 21
3,110 * Mirion Technologies, Inc 26
4,328 Motorola Solutions, Inc 1,269
856 Napco Security Technologies, Inc 30
3,395 National Instruments Corp 195
5,418 NetApp, Inc 414
962 * Netgear, Inc 14
2,211 * Netscout Systems, Inc 68
1,072 * nLight, Inc 17
1,083 * Novanta, Inc 199
421 * OSI Systems, Inc 50
675 *,e PAR Technology Corp 22
430 PC Connection, Inc 19
884 * Plexus Corp 87
7,668 * Pure Storage, Inc 282
2,205 * Ribbon Communications, Inc 6
512 * Rogers Corp 83
1,891 * Sanmina Corp 114
958 * Scansource, Inc 28
3,094 * SmartRent, Inc 12
1,215 * Super Micro Computer, Inc 303
1,240 SYNNEX Corp 117
1,197 * Teledyne Technologies, Inc 492
18,383 *,e Tingo Group, Inc 22
6,706 * Trimble Inc 355
3,576 * TTM Technologies, Inc 50
379 * Turtle Beach Corp 4
43 e Ubiquiti, Inc 8
1,951 * Viasat, Inc 80
7,253 * Viavi Solutions, Inc 82
3,447 Vishay Intertechnology, Inc 101
398 * Vishay Precision Group, Inc 15

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,816 Vontier Corp $ 155
8,745 * Western Digital Corp 332
2,578 Xerox Holdings Corp 38
1,393 * Zebra Technologies Corp (Class A) 412
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 98,389
TELECOMMUNICATION SERVICES - 0.9%
410 * Anterix, Inc 13
191,769 AT&T, Inc 3,059
373 ATN International, Inc 14
669 * Bandwidth Inc 9
1,393 * Charge Enterprises, Inc 1
1,375 Cogent Communications Group, Inc 93
2,586 * Consolidated Communications Holdings, Inc 10
1,375 * EchoStar Corp (Class A) 24
6,554 * Frontier Communications Parent, Inc 122
3,118 *,† GCI Liberty, Inc 0
18,045 * Globalstar, Inc 19
1,217 * Gogo, Inc 21
521 * IDT Corp (Class B) 13
3,101 Iridium Communications, Inc 193
1,581 * Liberty Latin America Ltd (Class A) 14
5,022 * Liberty Latin America Ltd (Class C) 43
28,983 Lumen Technologies, Inc 66
661 * Ooma, Inc 10
1,833 * Radius Global Infrastructure, Inc 27
1,561 Shenandoah Telecom Co 30
2,915 Telephone & Data Systems, Inc 24
14,548 * T-Mobile US, Inc 2,021
112,724 Verizon Communications, Inc 4,192
TOTAL TELECOMMUNICATION SERVICES 10,018
TRANSPORTATION - 1.8%
2,138 * Air Transport Services Group, Inc 40
3,317 * Alaska Air Group, Inc 176
393 * Allegiant Travel Co 49
1,845 AMERCO 93
205 e Amerco, Inc 11
16,875 * American Airlines Group, Inc 303
719 ArcBest Corp 71
547 * Avis Budget Group, Inc 125
1,241 * Blade Air Mobility, Inc 5
3,063 CH Robinson Worldwide, Inc 289
1,032 Costamare, Inc 10
452 Covenant Transportation Group, Inc 20
54,370 CSX Corp 1,854
763 * Daseke, Inc 5
17,179 * Delta Air Lines, Inc 817
393 e Eagle Bulk Shipping, Inc 19
4,158 Expeditors International of Washington, Inc 504
6,210 FedEx Corp 1,539
902 Forward Air Corp 96
349 * Frontier Group Holdings, Inc 3
7,441 FTAI Infrastructure, Inc 27
791 Genco Shipping & Trading Ltd 11
3,539 Golden Ocean Group Ltd 27
2,887 * GXO Logistics, Inc 181
1,825 * Hawaiian Holdings, Inc 20
1,188 Heartland Express, Inc 19
4,548 * Hertz Global Holdings, Inc 84
760 * Hub Group, Inc (Class A) 61
2,263 JB Hunt Transport Services, Inc 410

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,776 * JetBlue Airways Corp $ 78
7,073 * Joby Aviation, Inc 72
1,491 * Kirby Corp 115
4,439 Knight-Swift Transportation Holdings, Inc 247
945 Landstar System, Inc 182
8,428 * Lyft, Inc (Class A) 81
2,242 Marten Transport Ltd 48
1,000 Matson, Inc 78
6,174 Norfolk Southern Corp 1,400
2,622 Old Dominion Freight Line 969
1,449 * Radiant Logistics, Inc 10
2,690 * RXO, Inc 61
1,259 Ryder System, Inc 107
1,798 e Safe Bulkers, Inc 6
741 * Saia, Inc 254
1,714 Schneider National, Inc 49
1,416 * Skywest, Inc 58
15,935 Southwest Airlines Co 577
2,911 Spirit Airlines, Inc 50
295 * Sun Country Airlines Holdings, Inc 7
3,773 * TuSimple Holdings, Inc 6
52,142 * Uber Technologies, Inc 2,251
16,327 Union Pacific Corp 3,341
8,627 * United Airlines Holdings Inc 473
19,397 United Parcel Service, Inc (Class B) 3,477
200 Universal Logistics Holdings Inc 6
1,875 Werner Enterprises, Inc 83
2,690 * XPO Logistics, Inc 159
TOTAL TRANSPORTATION 21,114
UTILITIES - 2.5%
18,450 AES Corp 382
1,489 Allete, Inc 86
7,056 Alliant Energy Corp 370
925 * Altus Power, Inc 5
7,109 Ameren Corp 581
13,799 American Electric Power Co, Inc 1,162
773 American States Water Co 67
5,213 American Water Works Co, Inc 744
366 Artesian Resources Corp 17
3,832 Atmos Energy Corp 446
2,225 Avangrid, Inc 84
1,516 Avista Corp 60
1,598 Black Hills Corp 96
2,600 Brookfield Infrastructure Corp 119
3,901 Brookfield Renewable Corp 123
1,070 California Water Service Group 55
16,876 Centerpoint Energy, Inc 492
640 Chesapeake Utilities Corp 76
111 Clearway Energy, Inc (Class A) 3
2,243 Clearway Energy, Inc (Class C) 64
8,112 CMS Energy Corp 477
9,300 Consolidated Edison, Inc 841
8,858 Constellation Energy Corp 811
22,406 Dominion Energy, Inc 1,160
5,504 DTE Energy Co 606
20,656 Duke Energy Corp 1,854
10,330 Edison International 717
5,666 Entergy Corp 552
6,227 Essential Utilities Inc 249
5,918 Evergy, Inc 346
9,346 Eversource Energy 663

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
27,226 Exelon Corp $ 1,109
14,330 FirstEnergy Corp 557
1,775 Genie Energy Ltd 25
349 Global Water Resources, Inc 4
2,788 Hawaiian Electric Industries, Inc 101
1,138 Idacorp, Inc 117
899 MGE Energy, Inc 71
644 Middlesex Water Co 52
1,899 * Montauk Renewables, Inc 14
2,063 National Fuel Gas Co 106
2,338 New Jersey Resources Corp 110
54,224 NextEra Energy, Inc 4,023
11,482 NiSource, Inc 314
1,124 Northwest Natural Holding Co 48
1,255 NorthWestern Corp 71
6,174 NRG Energy, Inc 231
5,229 OGE Energy Corp 188
1,679 ONE Gas, Inc 129
1,235 Ormat Technologies, Inc 99
920 Otter Tail Corp 73
48,231 * PG&E Corp 833
2,918 Pinnacle West Capital Corp 238
1,917 PNM Resources, Inc 86
2,243 Portland General Electric Co 105
19,459 PPL Corp 515
13,633 Public Service Enterprise Group, Inc 854
626 * Pure Cycle Corp 7
8,459 Sempra Energy 1,232
678 SJW Corp 48
28,967 Southern Co 2,035
1,744 Southwest Gas Holdings Inc 111
1,343 Spire, Inc 85
2,817 *,e Sunnova Energy International, Inc 52
5,691 UGI Corp 153
534 Unitil Corp 27
9,795 Vistra Energy Corp 257
8,448 WEC Energy Group, Inc 745
14,923 Xcel Energy, Inc 928
490 York Water Co 20
TOTAL UTILITIES 29,081
TOTAL COMMON STOCKS 1,164,598
(Cost $372,543)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
478 † Chinook Therapeutics, Inc 0
390 † Tobira Therapeutics, Inc 0^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0^
TOTAL RIGHTS/WARRANTS 0^
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 1,164,598
(Cost $372,543)

Stock Index Account June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.0%
$ 519,000 Federal Farm Credit Bank (FFCB) 0.000% 07/03/23 $ 519
TOTAL GOVERNMENT AGENCY DEBT 519
TREASURY DEBT - 0.4%
4,638,000 United States Treasury Bill 0.000 07/06/23 4,636
TOTAL TREASURY DEBT 4,636
TOTAL SHORT-TERM INVESTMENTS 5,155
(Cost $5,153)
SHARES COMPANY
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
2,610,509 c State Street Navigator Securities Lending Government Money Market Portfolio 5.110 2,611
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 2,611
(Cost $2,611)
TOTAL INVESTMENTS - 100.2% 1,172,364
(Cost $380,307)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (2,493)
NET ASSETS - 100.0% $1,169,871
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,232,616.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E Mini Index 19 09/15/23  $ 4,132 $ 4,264 $ 132

Statement of Assets and Liabilities
See Notes to Financial Statements
June 30, 2023 (Unaudited)
(amounts in thousands, except accumulation unit value)
24.1
Stock Index Account
ASSETS
Long-term investments, at value*† $ 1,164,598
Short-term investments, at value# 5,155
Investments purchased with collateral from securities
lending, at value (cost approximates value) 2,611
Cash collateral at brokers for investments in futures
contracts 46
Receivables:
Dividends and interest 800
Investments sold 16
Variation margin on open futures contracts 20
Other 76
Total assets 1,173,322
LIABILITIES
Investment management fees payable 5
Service agreement fees payable 6
Due to affiliates 741
Payables:
Collateral for securities lending 2,611
Trustee compensation 75
Other 13
Total liabilities 3,451
NET ASSETS
Accumulation Fund $ 1,169,871
Accumulation units outstanding 3,368
Accumulation unit value $ 347 .329
* Includes securities loaned of $ 4,233
† Long-term investments; at cost $ 372,543
# Short-term investments, cost $ 5,153

Statement of Operations
See Notes to Financial Statements
Six Months Ended June 30, 2023 (Unaudited)
(amounts in thousands)
24.1
Stock Index Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers $ 9,214
Interest 193
Securities lending income, net 109
Tax withheld (1)
Total investment income 9,515
EXPENSES
Investment advisory 1,648
Administrative services 1,099
Mortality and expense risk charges 2,198
Total expenses 4,945
Less: Expense waiver by investment adviser (824)
Net expenses 4,121
Net investment income (loss) 5,394
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Portfolio investments 31,337
Futures contracts 857
Net realized gain (loss) 32,194
Change in unrealized appreciation (depreciation) on:
Portfolio investments 124,079
Futures contracts 445
Net change in unrealized appreciation (depreciation) 124,524
Net realized and unrealized gain (loss) 156,718
Net increase (decrease) in net assets from operations $ 162,112

Statements of Changes in Net Assets
See Notes to Financial Statements
ref
24.1
Stock Index Account
(amounts in thousands)
Unaudited
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
OPERATIONS
Net investment income (loss) $ 5,394 $ 9,465
Net realized gain (loss) 32,194 65,493
Net change in unrealized appreciation
(depreciation) 124,524 (347,890)
Net increase (decrease) in net assets from
operations 162,112 (272,932)
FROM CONTRACTOWNER TRANSACTIONS
Premiums 4,215 18,108
Withdrawals and death benefits (53,174) (99,299)
Net increase (decrease) from contractowner
transactions (48,959) (81,191)
Net increase (decrease) in net assets 113,153 (354,123)
NET ASSETS
Beginning of period 1,056,718 1,410,841
End of period $ 1,169,871 $ 1,056,718
ACCUMULATION UNITS
Units purchased 14 56
Units sold/transferred (166) (310)
Outstanding:
Beginning of period 3,520 3,774
End of period 3,368 3,520

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized Gain
(Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
24.1
STOCK INDEX ACCOUNT
6/30/23
#
$ 2.753 $ 1.192 $ 1.561 $ 45.595 $ 47.156
$ 300.173 $ 347.329
12/31/22
5.003 2.405 2.598 (76.219) (73.621)
373.790 300.173
12/31/21
4.405 2.549 1.856 72.394 74.250
299.540 373.790
12/31/20
4.350 1.873 2.477 47.363 49.840
249.700 299.540
12/31/19
4.722 1.684 3.038 54.564 57.602
192.098 249.700
12/31/18
4.501 1.580 2.921 (14.924) (12.003)
204.101 192.098
#
Unaudited
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.

See Notes to Financial Statements

Ratios to average net assets
Ratios and supplemental data
Total
Return
b
Gross
Expenses Net Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Net Assets,
End of Period
(in Millions)
15.71%
c
0.90%
d
0.75%
d
0.98%
d
1%
c
3  $ 1,170
(19.70) 0.90 0.75 0.81 2 4 1,057
24.79 0.90 0.75 0.55 3 4 1,411
19.96 0.90 0.75 0.99 3 4 1,214
29.99 0.90 0.75 1.35 2 4 1,104
(5.88) 0.90 0.75 1.39 3 5 922

Notes to Financial Statements
(Unaudited)
1. Organization
TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America
(“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S. Securities and Exchange
Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended
(“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).
Current Fiscal Period: The end of the reporting period for the Account is June 30, 2023, and the period covered by these Notes to
Financial Statements is the six months ended June 30, 2023 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies .
The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and  contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Account determines the existence of a dividend declaration. Securities lending income is made up of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Foreign Currency Transactions and Translation: The books and records of the Account is maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Account and the amounts actually received and are recognized as a component of “Net realized gain (loss)” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Management Committee Compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of assets and liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.
Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account's maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that has not yet occurred. Also, under the Account's organizational documents, the trustees and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account.
However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Account's financial statements.
3. Investment Valuation and Fair Value Measurements
The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by Teachers
Advisors, LLC (the "Adviser"), subject to oversight of the Committee. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Account's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Committee. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Committee. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Notes to Financial Statements
(Unaudited) (continued)

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Committee. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Account’s investments as of the end of the current fiscal period, based on the inputs used to value them (dollar amounts are in thousands):
4. Investments
Securities Lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Account’s Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Account Level 1 Level 2 Level 3 Total
Stock Index
Long-Term Investments
:
Common stocks $1,164,586 $— $12 $1,164,598
Short-Term Investments
:
Government agency debt — 519 — 519
Treasury debt — 4,636 — 4,636
Investments purchased with collateral from securities lending 2,611 — — 2,611
Investments in Derivatives
:
Futures contracts* 132 — — 132
Total $1,167,329 $5,155 $12 $1,172,496
* Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments
Aggregate value of
securities on loan
Account
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received
Total Collateral
Received
24.1
Stock Index $ 4,233 $ 2,611 $ 1,759 $ 4,370
*May include cash and investment of cash collateral.

Purchases and Sales: Purchases and sales of securities (other than short-term instruments) for the Account for the current fiscal period, were as follows (dollar amounts are in thousands):
5. Derivative Investments
The Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
Futures Contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
During the current fiscal period, the Account has invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows (dollar amounts are in thousands):
During the current fiscal period, the effect of derivative contracts on the Account's Statement of Operations was as follows (dollar amounts are in thousands):
Account
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
24.1
Stock Index $ 13,377 $ 49,081
Account Average notional amount of futures contracts outstanding*
24.1
Stock Index $ 7,681
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Stock Index Account
Futures contracts Equity Unrealized appreciation
on futures contracts
*
$ 132 - $ –
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account's Portfolio of Investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
24.1
Stock Index Account
Futures contracts Equity $ 857 $ 445

Notes to Financial Statements
(Unaudited) (continued)

6. Income Tax Information
VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue
Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s
Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.
The Account files, as a component of the TIAA tax return, a U.S. Federal income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Account’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
7. Investment Adviser and Other Transactions with Affiliates
The Adviser, a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisers and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional
Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. The Adviser has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.
The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed
1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.
The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the
Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. As of the end of the current fiscal period, these transactions did not materially impact the Account.
8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Account may participate in an inter-fund lending program. This program allows the Account to lend cash to and/or borrow cash from certain affiliated registered investment companies for temporary purposes,
(e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Account may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
Account Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
Stock Index $ 380,439 $ 829,002 $ (36,945) $ 792,057
Account Purchases Sales Realized Gain (Loss)
Stock Index $ 90 $ 215 $ 208

9. Line of Credit
The Account participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 13, 2023 expiring on June
11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Account during the current fiscal period.

Additional Account Information
(Unaudited)
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206
Portfolio holdings
The TIAA Separate Account VA-1 files complete portfolio listings with the Securities and Exchange Commission (SEC), and it is available to the public.
You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form
N-CSR filings are as of December 31 or June 30; Form N-PORT filings are as of March 31 or September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-
month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.
Account management
The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-today investment management of the Account.
You should carefully consider the investment objectives,
risks, charges and expenses of any fund before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 800-2 23-1200. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Individual &
Institutional Services, LLC, member FINRA, distributes securities products. TIAA Separate Account VA-1 is issued by Teachers
Insurance and Annuity Association of American (TIAA), New York,
NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

Approval of Investment Management Agreement
(Unaudited)
Board Renewal of the Investment Management Agreement for the TIAA Separate Account VA-1
The Management Committee (the “Committee” or the “Managers”) of the TIAA Separate Account VA-1 (the “Separate Account”)
determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between
Teachers Advisors, LLC (“Advisors”) and the Separate Account. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Separate Account. Below is a summary of the process the Committee undertook related to its most recent renewal of the Agreement.
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Separate Account will remain in effect only if the Committee, including a majority of those Managers who have no direct or indirect interest in the Agreement, and who are independent Managers because they are not “interested persons”
of the Separate Account, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Managers is an interested person of the Separate Account under the 1940 Act. Rather, they are all deemed to be independent Managers.
Overview of the Renewal Process
The Committee held an in-person meeting on March 10, 2023, in order to consider the annual renewal of the Agreement with respect to the Separate Account using the process established by the Committee described further below.
As part of the Committee’s established process, the Committee delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Managers and legal counsel to the Managers to develop guidance and specific requests relating to the types of information to be provided to the Committee in connection with the proposed contract renewal.
Among other matters, the Operations Committee or certain of its designated members, following consultations with Advisors’
representatives, other Managers, legal counsel to the Managers and legal counsel to Advisors and the Separate Account, confirmed or established certain guidance regarding the preparation of reports to be provided to the Committee with respect to the Separate
Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper,
Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Operations Committee or certain of its designated members, on behalf of the Committee,
Broadridge produced, among other information, comparative performance and expense data for the Separate Account, including data relating to the Separate Account’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate. Broadridge compared this data, as relevant, for the Separate Account against a universe of investment companies (except for portfolio turnover rates) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge, and also compared the performance of the Separate Account against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Committee considered, the methodologies Broadridge employed to provide the data contained in its reports.
In addition, Broadridge represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act.
Broadridge also represented that the purpose of its reports is to provide an objective view of the Separate Account’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe selected by Broadridge (and not
Advisors or the Committee). The Committee considered the propriety of the Separate Account’s applicable peer group as selected by
Broadridge.
Among other matters, the Committee also considered information from Advisors to facilitate the Managers’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to the Separate Account pursuant to the Agreement.
Legal counsel for the Managers also requested on behalf of the Committee, and Advisors provided, information that was designed to assist the Committee in its consideration of whether to renew the Agreement for the Separate Account. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, together with an explanation of any events that had a material impact on the Separate Account’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out”
benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the
Separate Account in addition to the Separate Account’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation

Approval of Investment Management Agreement
(continued)
(Unaudited)
arrangements, capacity to manage the Separate Account at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Separate Account; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Separate Account and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Managers); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Committee should renew the Agreement. The Managers were also provided with performance ratings of Morningstar, Inc.
(“Morningstar”), which is a widely recognized mutual fund ranking service.
On March 2, 2023, the Committee held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’
materials, which led to the Managers providing additional questions to, and requesting additional information from, Advisors.
Subsequently, at the March 10, 2023 meeting, the Managers were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Committee’s follow-up questions and requests presented by the Committee after its initial review of the information described above.
In considering whether to renew the Agreement with respect to the Separate Account, the Committee considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Separate Account; (2) the
Separate Account’s investment performance; (3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Separate Account; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (6) how such economies of scale are shared with the Separate Account for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Separate Account to other clients to whom Advisors provides comparable services; and
(8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Separate Account. As a general matter, the Committee considered these factors, and any other factors deemed relevant by the Managers, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the
Agreement.
In addition to the March 10, 2023 meeting that included Advisors’ personnel, the Managers met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for the Separate Account. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 10, 2023 meeting, the oversight and evaluation of Advisors’ services to the Separate Account by the Management Committee and its Committees is an
ongoing process. The Management Committee, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Management Committee or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Committee and its Investment Committee and its other Committees receive and consider, among other matters, information regarding the performance of the Separate Account. Thus, in reaching its decisions regarding the renewal of the Agreement for the Separate Account, the Committee took into account the information described herein and other information provided to the Management Committee and its Committees throughout the year.
In deciding whether to renew the Agreement, each Manager may have accorded different weight to different factors and, thus, each
Manager may have had a different basis for his or her ultimate decision to vote to renew the Agreement. At its meeting on March 10,
2023, all Committee members voted unanimously to renew the Agreement for the Separate Account. Set forth below is a summary of the primary factors that the Board considered with respect to the Separate Account.
The Nature, Extent and Quality of Services
The Committee considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Committee also considered that Advisors is an experienced investment adviser that has managed the Separate
Account since its operations commenced. Investment professionals at Advisors also manage various funds and accounts of the
College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA-CREF Funds, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Separate
Account, including conducting research, identifying investments and placing orders to buy and sell securities for the Separate
Account’s investment portfolio; active daily monitoring of the Separate Account’s investment portfolio; reporting on the investment performance and other metrics of the Separate Account to the Committee on a regular basis; responding to Separate Account flows;
and compliance monitoring. The Committee considered that Advisors has carried out these responsibilities in a competent and professional manner. The Committee also considered that Advisors has committed significant resources to supporting the Separate
Account. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Separate
Account.

The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Committee noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Separate Account, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.
Based on all factors considered, the Committee concluded that the nature, extent, and quality of services provided by Advisors to the
Separate Account under the Agreement was reasonable.
Investment Performance
The Committee considered the investment performance of the Separate Account over the one-, three-, five- and ten-year periods ended December 31, 2022. The Committee considered the Separate Account’s performance as compared to its peer universe of mutual funds that underlie variable insurance products (as applicable) and its benchmark index. The Committee also discussed the performance of the Separate Account before any reductions for fees and expenses. In this analysis, the Committee considered the effects of fair valuation, securities lending and class action litigation, as applicable, on the Separate Account’s performance as compared to the performance of its benchmark index. For details regarding the Separate Account’s performance, see the synopsis below. The Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate
Account was reasonable.
Cost and Profitability
The Committee considered financial and profitability data relating to Advisors’ services to the Separate Account for the calendar year
2022. The Committee considered Advisors’ profit calculations with respect to its services to the Separate Account. The Committee acknowledged the reasonableness of having a management fee rate which permits Advisors to maintain and improve the quality of services provided to the Separate Account and recognized the entrepreneurial and other risks assumed by Advisors in managing the
Separate Account. The Committee considered that Advisors had earned a net profit with respect to the Separate Account under the
Agreement for the one-year period ended December 31, 2022. The Committee concluded that the profits were reasonable in light of various relevant factors.
Fees Charged by Other Advisers
The Committee considered comparative information regarding the Separate Account’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the synopsis below. In this regard, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Separate Account and comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through other investment vehicles that also carry additional fees and expenses, whereas the Separate Account bears certain of these expenses itself. Another limitation noted by the Committee was
Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Separate Account’s actual management fee rate compares to those of similar mutual funds that underlie variable insurance products. Additionally, the Committee considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data were derived. Based on all factors considered, the Committee concluded that the management fee rate under the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.
Economies of Scale
The Committee considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. The Committee also considered that, because Advisors represented that its profit was relatively small and the Separate Account was unlikely to grow because it is no longer actively sold, there was little opportunity to pass economies of scale on to Separate Account shareholders. Based on all factors considered, the Committee concluded that the
Separate Account’s management fee rate schedule was reasonable in light of current economies of scale considerations and current asset level.

Approval of Investment Management Agreement
(continued)
(Unaudited)
Fee and Performance Comparisons with Other Advisors Clients
The Committee considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as the Separate Account. The Committee considered the management fee rates and the performance of such companies and accounts. The Committee also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Committee also considered
Advisors’ representation that, while the management fee rate charged to the Separate Account may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) be offered through products that charge additional fees to their investors; (2) be offered in different types of markets; (3)
be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6)
be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules. Based on all factors considered, the Board concluded that the management fee rate charged to the Separate Account was reasonable in relation to those charged by Advisors to its comparable clients.
Other Benefits
The Committee also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Separate Account to Advisors or its affiliates for other services, such as administration, and investment-related benefits, such as economies of scale, to the extent the Separate Account shares investment resources and/
or personnel with other clients of Advisors. Advisors and its affiliates may also benefit from the level of business and relationships the Separate Account has with certain service providers. Also, Advisors and its affiliates may benefit from their relationship with the Separate Account to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity
Association of America, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Committee concluded that other benefits to Advisors and its affiliates arising from the Agreement were reasonable in light of various relevant factors.
Synopsis of Factors
The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Separate Account. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2022. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest
(best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2022. The statement below regarding “net profit” refers to Advisors’ calculation that it earned a profit for the services that it rendered to the
Separate Account during 2022 under the Agreement.
The Separate Account’s annual contractual investment management fee rate is 0.30% of average daily net assets, but is voluntarily waived by Advisors to an annual fee of 0.15% of average daily net assets.
The Separate Account’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in the 5th, 1st and 1st quintiles of the both the group of comparable funds selected by Broadridge for expense comparison purposes and the universe of comparable funds selected by Broadridge for expense comparison purposes, respectively.
For the three-year period, the Separate Account’s adjusted annualized gross performance (meaning the Separate Account’s performance without any reductions for fees or expenses, including the effect of net asset value rounding and excluding the effects of fair valuation, securities lending and class action recoveries)) as compared to its benchmark, the Russell 3000® Index, differed by +4 basis points. For reference, one basis point equals 0.01%.
The Separate Account received an Overall Morningstar Rating of 5 stars.
Advisors calculated that it earned a net profit with respect to its services to the Separate Account for the one-year period.
________________
Based primarily on the foregoing factors and conclusions, the Committee renewed the Agreement for the Separate Account.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the separate account’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the separate account covered by this Report (the “separate account”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the separate account’s liquidity risk. The Program consists of various provisions relating to assessing and managing the separate account’s liquidity risk, as discussed further below. The separate account’s
Management Committee (the “Management Committee”) previously approved the designation of Advisors (the “Administrator”) as
Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 14, 2023 Management Committee meeting, the Administrator provided the Management Committee with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the separate account’s liquidity developments.
In accordance with the Program, the LMAT assesses the separate account’s liquidity risk no less frequently than annually based on various factors, such as (i) the separate account’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Separate account portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and
“illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
If the separate account does not primarily hold highly liquid investments it must, among other things, determine a minimum percentage of separate account net assets that must be invested in highly liquid investments (a “Highly Liquid Investment
Minimum”). During the Review Period, the separate account primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the separate account’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the separate account holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime the separate account’s holdings of illiquid investments exceed 15% of net assets.
During the Review Period, the separate account did not exceed the 15% limit on illiquid investments.

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A10938 (8/23)

Item 2. Code of Conduct.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: August 17, 2023	TIAA SEPARATE ACCOUNT VA-1

	By:	/s/ Colbert Narcisse
Colbert Narcisse
Principal Executive Officer and President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 17, 2023	By:	/s/ Colbert Narcisse
Colbert Narcisse
Principal Executive Officer and President and Chief Executive Officer
(principal executive officer)

Dated: August 17, 2023	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)